UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

July 31, 2004

1.804840.100
LCS-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Hotels, Restaurants & Leisure - 0.7%
Hilton Group PLC	423,283	$ 2,010
Rank Group PLC	498,112	2,683
		4,693
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	50,300	1,958
eBay, Inc. (a)	29,900	2,342
		4,300
Media - 8.3%
Antena 3 Television SA (a)	44,260	2,336
Belo Corp. Series A	78,100	1,826
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	50,924	2,266
Citadel Broadcasting Corp.	143,200	2,018
Comcast Corp. Class A (special) (a)	97,900	2,624
News Corp. Ltd. ADR	49,800	1,688
Pixar (a)	32,400	2,211
Time Warner, Inc. (a)	950,000	15,818
Tribune Co.	141,200	5,994
Univision Communications, Inc. Class A (a)	96,400	2,793
Viacom, Inc. Class B (non-vtg.)	155,384	5,219
Vivendi Universal SA sponsored ADR (a)	103,600	2,578
Walt Disney Co.	433,790	10,016
		57,387
Specialty Retail - 2.4%
Gap, Inc.	232,000	5,266
Home Depot, Inc.	254,400	8,578
Sherwin-Williams Co.	65,200	2,633
		16,477
Textiles Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	69,900	5,082
Polo Ralph Lauren Corp. Class A	109,900	3,622
		8,704
TOTAL CONSUMER DISCRETIONARY		91,561
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.6%
Beverages - 1.7%
PepsiCo, Inc.	89,500	$ 4,475
The Coca-Cola Co.	169,600	7,439
		11,914
Food & Staples Retailing - 3.0%
Safeway, Inc. (a)	191,200	4,040
Wal-Mart Stores, Inc.	267,700	14,191
Walgreen Co.	75,700	2,755
		20,986
Food Products - 0.6%
Kellogg Co.	94,600	3,941
Household Products - 1.2%
Colgate-Palmolive Co.	53,300	2,836
Procter & Gamble Co.	109,400	5,705
		8,541
Personal Products - 2.1%
Alberto-Culver Co.	155,400	7,245
Gillette Co.	178,200	6,946
		14,191
TOTAL CONSUMER STAPLES		59,573
ENERGY - 6.0%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	49,500	1,995
Nabors Industries Ltd. (a)	41,700	1,939
Rowan Companies, Inc. (a)	88,400	2,159
Schlumberger Ltd. (NY Shares)	145,900	9,384
		15,477
Oil & Gas - 3.8%
ChevronTexaco Corp.	77,900	7,451
Exxon Mobil Corp.	242,500	11,228
Valero Energy Corp.	60,200	4,510
XTO Energy, Inc.	105,000	3,140
		26,329
TOTAL ENERGY		41,806
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.6%
Capital Markets - 3.3%
Ameritrade Holding Corp. (a)	123,500	$ 1,370
Bank of New York Co., Inc.	178,600	5,131
Charles Schwab Corp.	184,900	1,623
Knight Trading Group, Inc. (a)	175,900	1,497
Legg Mason, Inc.	24,100	1,893
Morgan Stanley	232,800	11,484
		22,998
Commercial Banks - 1.7%
Bank of America Corp.	81,000	6,886
Wells Fargo & Co.	87,100	5,000
		11,886
Consumer Finance - 2.6%
American Express Co.	213,030	10,705
MBNA Corp.	202,400	4,997
SFCG Co. Ltd.	9,710	1,976
		17,678
Diversified Financial Services - 3.4%
Citigroup, Inc.	257,300	11,344
Deutsche Boerse AG	38,439	1,871
J.P. Morgan Chase & Co.	273,240	10,200
		23,415
Insurance - 3.6%
AFLAC, Inc.	49,300	1,954
AMBAC Financial Group, Inc.	45,700	3,250
American International Group, Inc.	245,712	17,360
Hartford Financial Services Group, Inc.	34,700	2,259
		24,823
TOTAL FINANCIALS		100,800
HEALTH CARE - 16.2%
Biotechnology - 2.2%
Cephalon, Inc. (a)	87,300	4,410
Genentech, Inc. (a)	41,800	2,035
Genzyme Corp. - General Division (a)	56,000	2,872
MedImmune, Inc. (a)	89,000	2,051
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	187,500	$ 2,085
Protein Design Labs, Inc. (a)	129,300	2,095
		15,548
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	144,300	4,339
Medtronic, Inc.	150,100	7,455
Stryker Corp.	89,000	4,244
Thermo Electron Corp. (a)	105,500	2,713
		18,751
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	43,200	2,717
Pharmaceuticals - 10.9%
Allergan, Inc.	81,700	6,180
AstraZeneca PLC sponsored ADR	131,800	5,920
Bristol-Myers Squibb Co.	175,300	4,014
Eli Lilly & Co.	119,500	7,615
Forest Laboratories, Inc. (a)	82,900	4,169
Johnson & Johnson	132,700	7,334
Medicis Pharmaceutical Corp. Class A	45,700	1,635
Merck & Co., Inc.	286,240	12,981
Pfizer, Inc.	591,678	18,910
Roche Holding AG (participation certificate)	65,197	6,438
		75,196
TOTAL HEALTH CARE		112,212
INDUSTRIALS - 13.0%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	255,400	9,606
Precision Castparts Corp.	54,900	3,093
The Boeing Co.	131,300	6,663
		19,362
Airlines - 0.4%
Southwest Airlines Co.	200,500	2,901
Building Products - 0.8%
American Standard Companies, Inc. (a)	139,200	5,274
Industrial Conglomerates - 6.0%
3M Co.	89,000	7,330
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	654,440	$ 21,760
Tyco International Ltd.	406,400	12,598
		41,688
Machinery - 2.6%
Caterpillar, Inc.	134,400	9,877
Deere & Co.	60,500	3,800
Graco, Inc.	134,325	4,229
		17,906
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	47,800	2,531
TOTAL INDUSTRIALS		89,662
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	838,880	17,499
Juniper Networks, Inc. (a)	122,300	2,808
Motorola, Inc.	247,920	3,949
		24,256
Computers & Peripherals - 4.9%
Apple Computer, Inc. (a)	161,300	5,216
Dell, Inc. (a)	407,600	14,458
EMC Corp. (a)	431,300	4,731
International Business Machines Corp.	71,400	6,217
Storage Technology Corp. (a)	60,200	1,502
Toshiba Corp.	451,000	1,659
		33,783
Electronic Equipment & Instruments - 1.1%
Hon Hai Precision Industries Co. Ltd.	433,000	1,561
Molex, Inc.	60,122	1,741
Solectron Corp. (a)	469,100	2,580
Vishay Intertechnology, Inc. (a)	86,400	1,339
		7,221
Internet Software & Services - 1.5%
CNET Networks, Inc. (a)	273,700	2,499
Yahoo!, Inc. (a)	259,700	7,999
		10,498
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
DST Systems, Inc. (a)	57,700	$ 2,629
Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	151,500	1,985
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp. (a)	136,200	2,836
Analog Devices, Inc.	166,800	6,622
Applied Materials, Inc. (a)	135,600	2,301
Intel Corp.	412,600	10,059
KLA-Tencor Corp. (a)	31,500	1,298
Marvell Technology Group Ltd. (a)	161,000	3,738
Texas Instruments, Inc.	234,900	5,010
Tokyo Electron Ltd.	32,000	1,568
		33,432
Software - 4.8%
Amdocs Ltd. (a)	65,000	1,411
Ascential Software Corp. (a)	122,250	1,501
Microsoft Corp.	1,000,802	28,483
Oracle Corp. (a)	194,500	2,044
		33,439
TOTAL INFORMATION TECHNOLOGY		147,243
MATERIALS - 1.1%
Chemicals - 0.8%
Monsanto Co.	157,600	5,715
Metals & Mining - 0.3%
Newmont Mining Corp.	55,200	2,234
TOTAL MATERIALS		7,949
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.2%
PT Indosat Tbk sponsored ADR	75,400	1,727
PT Telkomunikasi Indonesia Tbk sponsored ADR	115,000	1,956
SBC Communications, Inc.	140,800	3,568
Verizon Communications, Inc.	208,700	8,043
		15,294
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.1%
Nextel Communications, Inc. Class A (a)	193,300	$ 4,400
Nextel Partners, Inc. Class A (a)	197,200	3,169
		7,569
TOTAL TELECOMMUNICATION SERVICES		22,863
TOTAL COMMON STOCKS (Cost $633,022)		673,669
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 1.33% (b)	20,853,311	20,853
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	4,157,825	4,158
TOTAL MONEY MARKET FUNDS (Cost $25,011)		25,011
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $658,033)		698,680
NET OTHER ASSETS - (0.9)%		(6,256)
NET ASSETS - 100%		$ 692,424
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $665,921,000. Net unrealized appreciation aggregated $32,759,000, of which $71,800,000 related to appreciated investment securities and $39,041,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

July 31, 2004

1.804824.100
MCS-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.1%
Johnson Controls, Inc.	152,100	$ 8,586
Lear Corp.	67,100	3,699
		12,285
Automobiles - 0.2%
Thor Industries, Inc.	526,000	16,469
Hotels, Restaurants & Leisure - 2.9%
Applebee's International, Inc.	682,900	18,192
Caesars Entertainment, Inc. (a)	808,800	11,914
GTECH Holdings Corp.	710,900	30,121
International Game Technology	1,519,200	49,131
International Speedway Corp. Class A	262,100	13,640
Mandalay Resort Group	410,500	27,709
McCormick & Schmick Seafood Restaurants	590,900	7,091
Outback Steakhouse, Inc.	595,100	24,167
Rare Hospitality International, Inc. (a)	490,800	13,845
Station Casinos, Inc.	235,100	10,156
Wendy's International, Inc.	704,200	25,189
		231,155
Household Durables - 1.8%
D.R. Horton, Inc.	801,000	22,132
Harman International Industries, Inc.	279,000	23,919
KB Home	433,400	27,759
Ryland Group, Inc.	226,800	17,559
Toll Brothers, Inc. (a)	1,400,600	55,660
		147,029
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. (a)	16,700	650
Leisure Equipment & Products - 0.2%
Brunswick Corp.	344,400	13,442
Media - 4.3%
Belo Corp. Series A	615,630	14,393
Emmis Communications Corp. Class A (a)	1,393,000	27,470
Entercom Communications Corp. Class A (a)	416,100	15,999
Fox Entertainment Group, Inc. Class A (a)	246,600	6,666
Getty Images, Inc. (a)	142,800	7,800
JC Decaux SA (a)	1,583,122	33,653
Lamar Advertising Co. Class A (a)	946,600	38,063
News Corp. Ltd. ADR	504,200	17,092
Pixar (a)	432,700	29,527
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	381,200	$ 4,254
R.H. Donnelley Corp. (a)	192,500	8,736
Radio One, Inc. Class D (non-vtg.) (a)	866,830	13,184
Time Warner, Inc. (a)	431,500	7,184
Univision Communications, Inc. Class A (a)	2,446,865	70,886
Washington Post Co. Class B	51,708	44,877
XM Satellite Radio Holdings, Inc. Class A (a)	38,300	1,011
		340,795
Multiline Retail - 0.5%
Nordstrom, Inc.	463,700	20,356
Saks, Inc.	1,226,900	16,011
		36,367
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A	473,000	17,444
Aeropostale, Inc. (a)	289,200	8,815
American Eagle Outfitters, Inc. (a)	867,100	28,415
AnnTaylor Stores Corp. (a)	318,900	8,559
Best Buy Co., Inc.	329,300	15,859
Cabela's, Inc. Class A	2,500	67
Chico's FAS, Inc. (a)	925,800	38,763
French Connection Group PLC	168,645	1,138
Michaels Stores, Inc.	168,300	9,093
O'Reilly Automotive, Inc. (a)	131,498	5,324
PETCO Animal Supplies, Inc. (a)	545,300	16,288
PETsMART, Inc.	556,100	17,245
Ross Stores, Inc.	1,214,800	28,123
Staples, Inc.	639,100	18,457
Williams-Sonoma, Inc. (a)	265,300	8,620
		222,210
Textiles Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	947,700	40,552
Polo Ralph Lauren Corp. Class A	60,900	2,007
Warnaco Group, Inc. (a)	427,800	8,085
		50,644
TOTAL CONSUMER DISCRETIONARY		1,071,046
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.4%
CVS Corp.	422,700	$ 17,698
United Natural Foods, Inc. (a)	399,800	8,664
		26,362
Food Products - 2.2%
Bunge Ltd.	457,800	18,372
Dean Foods Co. (a)	886,590	32,786
Hershey Foods Corp.	149,000	7,218
Hormel Foods Corp.	1,483,900	44,042
Saputo, Inc.	756,170	18,227
Smithfield Foods, Inc. (a)	1,973,000	55,915
		176,560
Household Products - 0.0%
Energizer Holdings, Inc. (a)	64,200	2,446
Personal Products - 0.1%
Alberto-Culver Co.	142,500	6,643
TOTAL CONSUMER STAPLES		212,011
ENERGY - 6.0%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	1,301,100	52,434
BJ Services Co. (a)	1,380,100	68,536
Cooper Cameron Corp. (a)	1,030,700	52,658
ENSCO International, Inc.	268,300	8,079
FMC Technologies, Inc. (a)	324,400	9,732
Grant Prideco, Inc. (a)	10,239	193
Nabors Industries Ltd. (a)	307,300	14,289
National-Oilwell, Inc. (a)	428,300	14,327
Noble Corp. (a)	515,200	19,949
Patterson-UTI Energy, Inc.	457,900	8,348
Pride International, Inc. (a)	1,450,437	26,108
		274,653
Oil & Gas - 2.6%
Burlington Resources, Inc.	711,200	27,147
Kinder Morgan, Inc.	422,700	25,366
Newfield Exploration Co. (a)	86,000	5,080
OMI Corp.	100,000	1,455
Overseas Shipholding Group, Inc.	453,200	20,353
Pioneer Natural Resources Co.	466,000	16,799
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Premcor, Inc. (a)	618,500	$ 22,204
Quicksilver Resources, Inc. (a)	259,400	8,215
Tesoro Petroleum Corp. (a)	566,800	16,437
Valero Energy Corp.	815,100	61,067
		204,123
TOTAL ENERGY		478,776
FINANCIALS - 10.0%
Capital Markets - 0.7%
A.G. Edwards, Inc.	276,800	8,996
E*TRADE Financial Corp. (a)	2,286,000	25,306
SEI Investments Co.	729,500	22,374
		56,676
Commercial Banks - 3.6%
Banknorth Group, Inc.	1,303,100	41,582
Cathay General Bancorp	23,152	1,551
City National Corp.	193,000	12,449
Colonial Bancgroup, Inc.	968,500	18,682
Comerica, Inc.	275,900	16,132
Compass Bancshares, Inc.	188,600	8,315
East West Bancorp, Inc.	963,370	32,485
First Bancorp, Puerto Rico	16,700	709
Greater Bay Bancorp	178,126	4,694
Hibernia Corp. Class A	1,526,500	38,620
M&T Bank Corp.	187,700	17,499
Marshall & Ilsley Corp.	211,100	8,108
National Commerce Financial Corp.	396,900	12,899
Silicon Valley Bancshares (a)	249,000	9,116
Southwest Bancorp of Texas, Inc.	741,100	15,081
TCF Financial Corp.	146,000	8,818
Texas Regional Bancshares, Inc. Class A	57,200	2,545
UCBH Holdings, Inc.	341,280	13,341
UnionBanCal Corp.	140,400	8,150
Wintrust Financial Corp.	341,100	18,089
		288,865
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.2%
American Express Co.	167,500	$ 8,417
AmeriCredit Corp. (a)	334,400	6,387
		14,804
Insurance - 2.1%
AFLAC, Inc.	194,600	7,714
AMBAC Financial Group, Inc.	324,300	23,061
Brown & Brown, Inc.	225,100	9,571
Commerce Group, Inc., Massachusetts	24,700	1,196
Everest Re Group Ltd.	216,400	15,901
Hartford Financial Services Group, Inc.	320,300	20,852
HCC Insurance Holdings, Inc.	759,800	23,022
MetLife, Inc.	233,200	8,318
Old Republic International Corp.	718,450	16,733
Protective Life Corp.	468,000	16,965
StanCorp Financial Group, Inc.	120,100	8,443
Unitrin, Inc.	78,000	3,249
W.R. Berkley Corp.	235,400	9,637
		164,662
Real Estate - 0.1%
CenterPoint Properties Trust (SBI)	20,800	798
Rayonier, Inc.	254,523	11,194
		11,992
Thrifts & Mortgage Finance - 3.3%
Greenpoint Financial Corp.	1,636,200	66,479
Independence Community Bank Corp.	262,100	9,787
MGIC Investment Corp.	223,900	15,897
New York Community Bancorp, Inc.	1,316,200	25,324
Radian Group, Inc.	1,178,800	54,248
Sovereign Bancorp, Inc.	2,888,100	62,874
The PMI Group, Inc.	90,800	3,744
W Holding Co., Inc.	928,926	15,327
Washington Federal, Inc.	289,900	7,262
		260,942
TOTAL FINANCIALS		797,941
HEALTH CARE - 21.9%
Biotechnology - 6.9%
Acadia Pharmaceuticals, Inc. (d)	1,000,000	6,180
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Affymetrix, Inc. (a)	267,100	$ 7,214
Alnylam Pharmaceuticals, Inc. (d)	1,051,500	5,415
Angiotech Pharmaceuticals, Inc. (a)	550,700	9,777
Biogen Idec, Inc. (a)	773,500	46,410
Celgene Corp. (a)	72,400	3,861
Cephalon, Inc. (a)	414,400	20,935
Charles River Laboratories International, Inc. (a)	428,800	19,326
Corgentech, Inc.	120,500	1,668
Gen-Probe, Inc. (a)	385,400	14,422
Genentech, Inc. (a)	3,322,800	161,758
Gilead Sciences, Inc. (a)	478,439	30,926
ImClone Systems, Inc. (a)	104,900	6,181
Invitrogen Corp. (a)	123,100	6,460
Ligand Pharmaceuticals, Inc. Class B (a)	1,162,400	16,053
Millennium Pharmaceuticals, Inc. (a)	2,795,700	31,088
Momenta Pharmaceuticals, Inc.	362,200	2,979
Nuvelo, Inc. (a)	665,000	5,347
ONYX Pharmaceuticals, Inc. (a)	887,500	30,290
OSI Pharmaceuticals, Inc. (a)	190,000	11,419
Pharmion Corp.	1,030,500	46,249
Protein Design Labs, Inc. (a)	1,001,300	16,221
QIAGEN NV (a)	3,749,700	36,935
Tanox, Inc. (a)	69,000	1,081
Telik, Inc. (a)	545,400	10,777
		548,972
Health Care Equipment & Supplies - 5.5%
Apogent Technologies, Inc. (a)	641,100	20,836
Beckman Coulter, Inc.	471,500	26,013
Bio-Rad Laboratories, Inc. Class A (a)	153,100	8,022
Cooper Companies, Inc.	340,200	20,225
Cytyc Corp. (a)	728,700	17,613
Dade Behring Holdings, Inc. (a)	516,300	25,655
DENTSPLY International, Inc.	535,000	26,017
Diagnostic Products Corp.	176,100	7,070
Edwards Lifesciences Corp. (a)	331,500	11,659
Epix Medical, Inc. (a)	103,900	1,875
Fisher Scientific International, Inc. (a)	738,600	42,987
Hillenbrand Industries, Inc.	293,600	16,674
IDEXX Laboratories, Inc. (a)	133,700	6,737
Invacare Corp.	191,400	7,761
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc.	168,500	$ 7,569
Mentor Corp.	30,800	970
Millipore Corp. (a)	148,100	7,803
Nobel Biocare Holding AG (Switzerland)	57,860	7,904
PolyMedica Corp.	291,400	8,876
ResMed, Inc. (a)	369,900	18,125
Smith & Nephew PLC	2,262,364	23,375
St. Jude Medical, Inc. (a)	114,300	7,787
Steris Corp. (a)	159,300	3,275
Synthes, Inc.	290,238	28,548
Thermo Electron Corp. (a)	265,700	6,834
Waters Corp. (a)	432,700	18,987
Wright Medical Group, Inc. (a)	1,177,000	32,521
Zimmer Holdings, Inc. (a)	307,400	23,458
		435,176
Health Care Providers & Services - 6.5%
Apria Healthcare Group, Inc. (a)	531,100	15,588
Caremark Rx, Inc. (a)	1,097,990	33,489
Cerner Corp. (a)	456,800	20,556
Community Health Systems, Inc. (a)	992,500	24,425
Covance, Inc. (a)	975,000	35,773
Coventry Health Care, Inc. (a)	1,068,600	54,616
DaVita, Inc. (a)	251,900	7,650
Gambro AB (A Shares)	789,500	8,255
Health Net, Inc. (a)	1,368,100	33,012
Henry Schein, Inc. (a)	384,900	25,827
Inveresk Research Group, Inc. (a)	317,500	11,525
Lincare Holdings, Inc. (a)	2,824,750	90,223
McKesson Corp.	495,700	15,947
Omnicare, Inc.	678,300	19,176
PacifiCare Health Systems, Inc. (a)	189,652	5,798
Patterson Companies, Inc. (a)	359,159	26,369
Pediatrix Medical Group, Inc. (a)	20,300	1,284
Pharmaceutical Product Development, Inc. (a)	295,100	10,346
Renal Care Group, Inc. (a)	463,350	14,762
UnitedHealth Group, Inc.	791,955	49,814
Universal Health Services, Inc. Class B	174,800	7,955
WellChoice, Inc. (a)	200,000	7,320
		519,710
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.0%
Auxilium Pharmaceuticals, Inc.	550,000	$ 4,125
Cypress Bioscience, Inc. (a)	98,700	986
Elan Corp. PLC sponsored ADR (a)	1,948,600	40,044
IVAX Corp. (a)	1,449,600	34,573
Medicis Pharmaceutical Corp. Class A	280,900	10,048
Merck KGaA	153,787	8,624
MGI Pharma, Inc. (a)	636,800	17,837
Mylan Laboratories, Inc.	842,700	12,489
Novo Nordisk AS:
ADR	178,000	9,099
Series B	172,800	8,774
Roche Holding AG (participation certificate)	393,236	38,832
Schering-Plough Corp.	1,697,300	33,029
Sepracor, Inc. (a)	312,300	14,356
Valeant Pharmaceuticals International	325,000	5,691
		238,507
TOTAL HEALTH CARE		1,742,365
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.3%
DRS Technologies, Inc. (a)	50,000	1,786
EADS NV	973,736	26,811
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	973,700	27,848
Goodrich Corp.	292,000	9,440
Honeywell International, Inc.	823,800	30,983
L-3 Communications Holdings, Inc.	404,200	24,717
Lockheed Martin Corp.	509,700	27,009
Precision Castparts Corp.	1,405,600	79,177
Rockwell Collins, Inc.	703,500	24,074
United Defense Industries, Inc. (a)	250,000	8,663
		260,508
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	278,136	12,163
EGL, Inc. (a)	369,300	9,384
Forward Air Corp. (a)	10,000	397
J.B. Hunt Transport Services, Inc.	242,209	9,303
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Ryder System, Inc.	241,600	$ 10,365
UTI Worldwide, Inc.	264,900	13,640
		55,252
Airlines - 0.2%
AirTran Holdings, Inc. (a)	1,091,600	12,171
Building Products - 0.8%
American Standard Companies, Inc. (a)	1,201,110	45,510
Masco Corp.	275,200	8,322
Trex Co., Inc. (a)	217,500	9,701
		63,533
Commercial Services & Supplies - 2.5%
Career Education Corp. (a)	1,499,974	50,714
ChoicePoint, Inc. (a)	382,440	16,062
Corinthian Colleges, Inc. (a)	280,296	5,247
Dun & Bradstreet Corp. (a)	318,300	17,869
Education Management Corp. (a)	775,000	21,514
Herman Miller, Inc.	20,200	541
HNI Corp.	339,100	13,717
Intersections, Inc.	2,000	29
Monster Worldwide, Inc. (a)	352,400	7,785
Republic Services, Inc.	469,900	13,439
Robert Half International, Inc.	133,800	3,722
The Brink's Co.	391,200	12,655
United Rentals, Inc. (a)	1,056,400	20,959
Universal Technical Institute, Inc.	256,000	8,371
Waste Management, Inc.	248,800	7,001
		199,625
Construction & Engineering - 0.7%
Dycom Industries, Inc. (a)	1,543,700	41,587
Jacobs Engineering Group, Inc. (a)	78,600	3,142
URS Corp. (a)	307,500	7,426
		52,155
Electrical Equipment - 0.4%
AMETEK, Inc.	549,600	16,950
Hubbell, Inc. Class B	365,700	16,530
		33,480
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	148,400	9,422
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.5%
Dover Corp.	640,500	$ 25,415
Eaton Corp.	152,200	9,838
Ingersoll-Rand Co. Ltd. Class A	144,500	9,926
Joy Global, Inc.	41,000	1,217
Kennametal, Inc.	379,881	16,715
Parker Hannifin Corp.	150,100	8,613
Pentair, Inc.	646,500	20,248
SPX Corp.	188,200	7,707
Timken Co.	709,800	17,631
Trinity Industries, Inc.	80,300	2,415
		119,725
Road & Rail - 0.1%
Landstar System, Inc. (a)	236,849	11,797
Trading Companies & Distributors - 0.6%
Fastenal Co.	319,700	19,943
Hughes Supply, Inc.	135,700	8,267
MSC Industrial Direct Co., Inc. Class A	590,900	18,495
		46,705
TOTAL INDUSTRIALS		864,373
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 4.7%
Adtran, Inc.	1,416,700	37,840
Advanced Fibre Communications, Inc. (a)	447,300	7,497
Andrew Corp. (a)	3,838,900	41,652
Avocent Corp. (a)	364,811	10,922
Comverse Technology, Inc. (a)	2,087,400	35,611
Corning, Inc. (a)	1,007,500	12,453
Harris Corp.	688,300	32,680
Marconi Corp. PLC (a)	660,475	7,517
Nokia Corp. sponsored ADR	1,994,900	23,181
QUALCOMM, Inc.	251,100	17,346
Research in Motion Ltd. (a)	543,000	33,579
Scientific-Atlanta, Inc.	1,315,800	40,461
Tekelec (a)	466,700	9,068
Telefonaktiebolaget LM Ericsson ADR (a)	2,387,600	63,773
		373,580
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.8%
Diebold, Inc.	472,700	$ 21,791
Network Appliance, Inc. (a)	2,179,900	42,094
UNOVA, Inc. (a)	86,900	1,469
		65,354
Electronic Equipment & Instruments - 2.5%
Amphenol Corp. Class A (a)	2,634,600	82,805
Arrow Electronics, Inc. (a)	1,297,287	30,694
AU Optronics Corp. sponsored ADR	19,120	225
CDW Corp.	535,900	34,458
Mettler-Toledo International, Inc. (a)	276,300	11,522
Molex, Inc.	281,000	8,138
Sanmina-SCI Corp. (a)	2,078,200	15,254
Solectron Corp. (a)	610,900	3,360
Tech Data Corp. (a)	174,200	6,526
Vishay Intertechnology, Inc. (a)	213,500	3,309
		196,291
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	750,400	11,203
Ask Jeeves, Inc. (a)	871,000	25,329
Bankrate, Inc. (a)	204,300	1,773
Internet Security Systems, Inc. (a)(d)	3,180,391	48,724
Lastminute.com PLC sponsored ADR (a)	5,792,000	69,794
Websense, Inc. (a)	306,396	11,701
Yahoo!, Inc. (a)	771,098	23,750
		192,274
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	716,720	37,198
Alliance Data Systems Corp. (a)	153,400	6,092
Ceridian Corp. (a)	439,900	7,918
Cognizant Technology Solutions Corp. Class A (a)	359,600	9,907
Computer Sciences Corp. (a)	359,100	16,967
CSG Systems International, Inc. (a)	731,390	11,995
DST Systems, Inc. (a)	688,100	31,350
Infosys Technologies Ltd. sponsored ADR	922,600	46,361
Kanbay International, Inc.	53,700	833
SRA International, Inc. Class A (a)	7,000	298
		168,919
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	196,550	16,241
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 7.2%
Altera Corp. (a)	807,000	$ 16,802
Analog Devices, Inc.	334,100	13,264
Axcelis Technologies, Inc. (a)(d)	6,849,081	63,902
Credence Systems Corp. (a)	964,300	8,640
Cree, Inc. (a)	525,470	11,760
Cymer, Inc. (a)	516,900	14,804
Cypress Semiconductor Corp. (a)	1,870,800	21,215
FormFactor, Inc.	1,421,700	28,548
Integrated Circuit Systems, Inc. (a)	411,800	9,850
Integrated Device Technology, Inc. (a)	974,800	11,142
International Rectifier Corp. (a)	873,900	34,257
Intersil Corp. Class A	1,697,062	31,175
Lam Research Corp. (a)	3,100,600	73,949
Marvell Technology Group Ltd. (a)	1,269,600	29,480
Mattson Technology, Inc. (a)	754,100	6,704
Microchip Technology, Inc.	2,004,600	58,073
Microsemi Corp. (a)	29,900	366
Novellus Systems, Inc. (a)	980,100	26,463
O2Micro International Ltd. (a)	355,500	4,575
PMC-Sierra, Inc. (a)	754,400	8,962
Silicon Laboratories, Inc. (a)	345,200	12,182
Siliconix, Inc. (a)	263,013	11,210
Teradyne, Inc. (a)	943,800	16,139
Varian Semiconductor Equipment Associates, Inc. (a)(d)	1,959,600	58,533
		571,995
Software - 3.4%
Amdocs Ltd. (a)	1,569,300	34,054
Autodesk, Inc.	266,200	10,701
Blackboard, Inc.	18,600	344
Cadence Design Systems, Inc. (a)	3,954,200	53,263
Dassault Systemes SA sponsored ADR	368,900	16,767
Fair, Isaac & Co., Inc.	317,100	9,063
FileNET Corp. (a)(d)	2,410,968	45,808
Novell, Inc. (a)	6,411,800	43,857
SAP AG sponsored ADR	648,200	25,934
Synopsys, Inc. (a)	1,401,163	35,435
		275,226
TOTAL INFORMATION TECHNOLOGY		1,859,880
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.6%
Chemicals - 0.5%
Airgas, Inc.	378,200	$ 8,226
Cabot Corp.	235,800	8,979
Ferro Corp.	317,000	6,311
FMC Corp. (a)	31,500	1,384
Minerals Technologies, Inc.	125,900	7,034
Sensient Technologies Corp.	272,100	5,616
Syngenta AG sponsored ADR	1,400	23
		37,573
Construction Materials - 0.2%
Eagle Materials, Inc.	87,400	5,767
Martin Marietta Materials, Inc.	173,000	7,569
		13,336
Containers & Packaging - 0.5%
Packaging Corp. of America	933,200	21,800
Smurfit-Stone Container Corp. (a)	970,900	18,068
		39,868
Metals & Mining - 1.3%
CONSOL Energy, Inc.	497,200	17,820
Nucor Corp.	239,600	20,043
Peabody Energy Corp.	987,600	55,483
Steel Dynamics, Inc. (a)	284,100	9,304
		102,650
Paper & Forest Products - 0.1%
International Paper Co.	161,100	6,964
Potlatch Corp.	149,100	5,977
		12,941
TOTAL MATERIALS		206,368
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.7%
Citizens Communications Co. (a)	2,421,000	34,862
Philippine Long Distance Telephone Co. sponsored ADR (a)	883,900	19,808
		54,670
Wireless Telecommunication Services - 2.4%
Alamosa Holdings, Inc. (a)	1,147,100	8,810
America Movil SA de CV sponsored ADR	1,076,200	38,453
Nextel Communications, Inc. Class A (a)	2,494,100	56,766
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Partners, Inc. Class A (a)	1,439,500	$ 23,133
NII Holdings, Inc. (a)	909,535	34,581
Telephone & Data Systems, Inc.	355,501	26,983
Western Wireless Corp. Class A (a)	175,400	4,629
		193,355
TOTAL TELECOMMUNICATION SERVICES		248,025
UTILITIES - 0.4%
Gas Utilities - 0.1%
Southern Union Co.	370,000	7,367
Multi-Utilities & Unregulated Power - 0.3%
Equitable Resources, Inc.	481,600	24,696
TOTAL UTILITIES		32,063
TOTAL COMMON STOCKS (Cost $7,284,163)		7,512,848
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 1.1%
FINANCIALS - 0.1%
Insurance - 0.1%
PartnerRe Ltd. 8.00%	148,900	7,549
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.6%
Cendant Corp. 7.75%	1,051,000	51,763
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. Series C, 6.25%	67,200	8,517
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
CenturyTel, Inc. 6.875% ACES	899,700	22,404
TOTAL CONVERTIBLE PREFERRED STOCKS		90,233
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Constellation Brands, Inc. (depositary shares) Series A, 5.75%	326,100	$ 10,614
TOTAL PREFERRED STOCKS (Cost $86,915)		100,847
Convertible Bonds - 3.2%
	Principal Amount (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Cephalon, Inc. 2.5% 12/15/06 (e)	$ 7,447	7,158
Invitrogen Corp.:
1.5% 2/15/24 (e)	10,000	8,300
1.5% 2/15/24	2,350	1,955
		17,413
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
L-3 Communications Holdings, Inc. 4% 9/15/11 (e)	30,000	34,875
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.3%
Comverse Technology, Inc. 1.5% 12/1/05	25,355	24,721
McDATA Corp. 2.25% 2/15/10 (e)	1,434	1,278
		25,999
Electronic Equipment & Instruments - 0.6%
Sanmina-SCI Corp. 0% 9/12/20	72,500	37,881
Tech Data Corp. 2% 12/15/21 (e)	10,000	9,912
		47,793
Semiconductors & Semiconductor Equipment - 0.2%
ATMI, Inc. 5.25% 11/15/06 (e)	2,425	2,745
International Rectifier Corp. 4.25% 7/15/07	14,500	14,246
		16,991
Software - 1.5%
BEA Systems, Inc. 4% 12/15/06	9,000	8,921
Mercury Interactive Corp. 4.75% 7/1/07	36,900	36,300
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Network Associates, Inc. 5.25% 8/15/06	$ 1,075	$ 1,114
Symantec Corp. 3% 11/1/06 (e)	24,700	67,925
		114,260
TOTAL INFORMATION TECHNOLOGY		205,043
TOTAL CONVERTIBLE BONDS (Cost $192,637)		257,331
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 1.33% (b)	27,364,075	27,364
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	58,804,045	58,804
TOTAL MONEY MARKET FUNDS (Cost $86,168)		86,168
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.31%, dated 7/30/04 due 8/2/04) (Cost $9,738)	$ 9,739	9,738
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,659,621)		7,966,932
NET OTHER ASSETS - 0.0%		1,023
NET ASSETS - 100%		$ 7,967,955
Security Type Abbreviations
ACES - Automatic Common Exchange Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $132,193,000 or 1.7% of net assets.

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ -	$ 7,000	$ -	$ -	$ 6,180
Alnylam Pharmaceuticals, Inc.	-	6,309	-	-	5,415
Axcelis Technologies, Inc.	46,253	29,891	4,390	-	63,902
FileNET Corp.	33,809	26,327	-	-	45,808
Internet Security Systems, Inc.	41,603	671	-	-	48,724
Varian Semiconductor Equipment Associates, Inc.	47,883	17,139	-	-	58,533
Totals	$ 169,548	$ 87,337	$ 4,390	$ -	$ 228,562
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $7,697,119,000. Net unrealized appreciation aggregated $269,813,000, of which $833,084,000 related to appreciated investment securities and $563,271,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

July 31, 2004

1.804838.100
IBF-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 9,470	$ 10,405
Automobiles - 0.6%
General Motors Corp.:
7.2% 1/15/11	22,075	23,075
8.25% 7/15/23	8,585	8,920
8.375% 7/15/33	10,535	11,014
		43,009
Media - 1.4%
AOL Time Warner, Inc.:
6.75% 4/15/11	8,800	9,569
6.875% 5/1/12	15,495	16,887
Cox Communications, Inc.:
4.625% 6/1/13	5,765	5,366
7.125% 10/1/12	7,990	8,811
7.75% 11/1/10	5,000	5,706
Hearst-Argyle Television, Inc. 7% 11/15/07	6,500	7,006
Liberty Media Corp.:
5.7% 5/15/13	16,625	16,358
7.875% 7/15/09	6,350	7,114
Viacom, Inc. 7.7% 7/30/10	10,490	12,034
Walt Disney Co. 6.375% 3/1/12	9,300	10,037
		98,888
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	4,790	5,301
TOTAL CONSUMER DISCRETIONARY		157,603
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Miller Brewing Co. 4.25% 8/15/08 (a)	9,560	9,577
Food & Staples Retailing - 0.5%
Kroger Co.:
6.8% 4/1/11	6,395	7,023
8.05% 2/1/10	2,170	2,515
Safeway, Inc. 6.5% 3/1/11	22,480	24,017
		33,555
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.2%
Kraft Foods, Inc.:
5.25% 6/1/07	$ 2,160	$ 2,253
6.25% 6/1/12	10,500	11,208
		13,461
Tobacco - 0.6%
Altria Group, Inc. 7% 11/4/13	29,435	30,384
Philip Morris Companies, Inc. 7.65% 7/1/08	8,700	9,420
		39,804
TOTAL CONSUMER STAPLES		96,397
ENERGY - 1.8%
Energy Equipment & Services - 0.4%
Kinder Morgan, Inc. 6.5% 9/1/12	24,855	26,440
Oil & Gas - 1.4%
Amerada Hess Corp.:
6.65% 8/15/11	1,815	1,946
7.375% 10/1/09	17,000	18,616
Duke Energy Field Services LLC 7.875% 8/16/10	10,000	11,517
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	7,914	8,594
Kerr-McGee Corp. 6.875% 9/15/11	10,310	11,200
Kinder Morgan Energy Partners LP 5.35% 8/15/07	7,500	7,822
Phillips Petroleum Co.:
8.5% 5/25/05	2,095	2,199
8.75% 5/25/10	1,405	1,707
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	9,700	11,010
The Coastal Corp. 9.625% 5/15/12	7,375	7,154
Williams Companies, Inc.:
7.125% 9/1/11	10,075	10,478
7.5% 1/15/31	4,915	4,620
		96,863
TOTAL ENERGY		123,303
FINANCIALS - 19.5%
Capital Markets - 2.7%
Amvescap PLC yankee 6.6% 5/15/05	4,000	4,113
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	9,150	8,853
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	$ 10,115	$ 10,231
Goldman Sachs Group LP 7.2% 11/1/06 (a)	7,300	7,916
Goldman Sachs Group, Inc.:
4.125% 1/15/08	10,750	10,837
5.7% 9/1/12	18,260	18,715
6.6% 1/15/12	9,455	10,281
Legg Mason, Inc. 6.75% 7/2/08	17,000	18,539
Lehman Brothers Holdings, Inc. 7% 2/1/08	12,790	14,058
Merrill Lynch & Co., Inc. 4.125% 1/15/09	20,242	20,116
Morgan Stanley:
3.625% 4/1/08	14,340	14,173
3.875% 1/15/09	4,410	4,329
4.75% 4/1/14	20,195	18,864
NationsBank Corp. 6.375% 2/15/08	5,000	5,409
Scotland International Finance #2 BV:
4.25% 5/23/13 (a)	5,250	4,902
yankee 7.7% 8/15/10 (a)	8,000	9,254
State Street Corp. 7.65% 6/15/10	3,000	3,513
		184,103
Commercial Banks - 3.2%
Banc One Corp. 7.6% 5/1/07	10,000	11,052
Bank of America Corp. 7.4% 1/15/11	12,530	14,283
Bank One NA, Chicago 3.7% 1/15/08	15,600	15,556
Chase Manhattan Corp. 7.25% 6/1/07	6,303	6,944
Corporacion Andina de Fomento 5.2% 5/21/13	5,145	5,032
Den Danske Bank Group AS yankee 7.25% 6/15/05 (a)	10,670	11,108
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	3,485	3,407
5.25% 2/10/14 (a)	13,150	12,799
First Union Corp. 6.4% 4/1/08	5,000	5,411
First Union National Bank, North Carolina 7.8% 8/18/10	10,000	11,626
Fleet Financial Group, Inc. 7.125% 4/15/06	1,595	1,708
Key Bank NA 7% 2/1/11	11,045	12,224
Korea Development Bank:
3.875% 3/2/09	12,075	11,697
4.25% 11/13/07	3,080	3,093
5.75% 9/10/13	12,590	12,762
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	7,000	7,691
National Australia Bank Ltd. yankee 6.6% 12/10/07	10,000	10,810
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.:
5.75% 8/1/06	$ 6,925	$ 7,263
7.5% 11/1/09	9,580	10,929
Swiss Bank Corp. 6.75% 7/15/05	4,000	4,158
U.S. Bank NA, Minnesota 5.7% 12/15/08	15,750	16,732
Union Planters National Bank, Memphis 5.125% 6/15/07	5,145	5,404
Wachovia Corp. 4.875% 2/15/14	6,015	5,804
Wells Fargo & Co. 4% 9/10/12 (d)	5,735	5,762
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	4,000	4,633
		217,888
Consumer Finance - 4.3%
American General Finance Corp.:
2.75% 6/15/08	325	309
4.625% 5/15/09	14,430	14,556
Capital One Bank:
4.875% 5/15/08	13,330	13,577
5% 6/15/09	8,375	8,487
Ford Motor Credit Co.:
7.375% 10/28/09	41,671	44,708
7.875% 6/15/10	16,500	18,014
General Electric Capital Corp.:
6% 6/15/12	44,700	47,723
6.125% 2/22/11	18,700	20,155
General Motors Acceptance Corp.:
6.875% 9/15/11	21,570	22,143
7.75% 1/19/10	12,770	13,926
Household Finance Corp.:
5.875% 2/1/09	5,265	5,599
6.375% 10/15/11	30,080	32,421
7% 5/15/12	6,375	7,105
Household International, Inc. 8.875% 2/15/08	12,875	13,982
MBNA America Bank NA 6.625% 6/15/12	7,275	7,880
MBNA Corp.:
6.125% 3/1/13	3,000	3,127
6.25% 1/17/07	6,538	6,946
SLM Corp. 4% 1/15/09	12,000	11,864
		292,522
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 5.4%
Alliance Capital Management LP 5.625% 8/15/06	$ 7,995	$ 8,369
Allstate Life Global Funding II 4.25% 9/10/08 (a)	6,525	6,564
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	5,520	5,894
Citigroup, Inc. 7.25% 10/1/10	33,280	37,826
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,575	1,424
Deutsche Telekom International Finance BV:
8.5% 6/15/10	18,180	21,443
8.75% 6/15/30	6,705	8,329
EnCana Holdings Finance Corp. 5.8% 5/1/14	14,555	14,950
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	3,625	3,661
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (a)	7,335	7,219
7.45% 11/24/33 (a)	5,300	5,149
International Lease Finance Corp. 4.375% 11/1/09	11,915	11,803
J.P. Morgan Chase & Co.:
5.75% 1/2/13	12,250	12,597
6.75% 2/1/11	16,015	17,635
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	9,565	9,542
Monumental Global Funding II 3.85% 3/3/08 (a)	415	417
National Rural Utils. Coop. Finance Corp. 5.75% 8/28/09	5,225	5,540
NiSource Finance Corp. 7.875% 11/15/10	14,337	16,604
Pemex Project Funding Master Trust:
6.125% 8/15/08	17,000	17,595
7.375% 12/15/14	13,000	13,618
7.875% 2/1/09 (d)	7,850	8,635
Petronas Capital Ltd. 7% 5/22/12 (a)	29,400	32,525
Prime Property Funding II 6.25% 5/15/07 (a)	12,100	12,951
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	10,500	11,410
Sprint Capital Corp. 8.375% 3/15/12	12,500	14,645
Tyco International Group SA yankee 6.75% 2/15/11	23,200	25,439
Verizon Global Funding Corp. 7.25% 12/1/10	33,388	37,596
		369,380
Insurance - 1.0%
Aegon NV 4.75% 6/1/13	13,180	12,664
Hartford Financial Services Group, Inc. 4.625% 7/15/13	3,655	3,487
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc. 3.911% 5/15/05	$ 14,100	$ 14,282
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (a)	9,200	9,271
Principal Life Global Funding I:
2.8% 6/26/08 (a)	7,500	7,188
6.25% 2/15/12 (a)	10,600	11,444
St. Paul Travelers Companies, Inc. 8.125% 4/15/10	8,475	9,940
Travelers Property Casualty Corp. 5% 3/15/13	4,170	4,054
		72,330
Real Estate - 1.9%
Arden Realty LP 8.875% 3/1/05	12,465	12,906
Boston Properties, Inc. 6.25% 1/15/13	12,350	13,049
BRE Properties, Inc. 5.75% 9/1/09	5,000	5,271
Camden Property Trust 5.875% 11/30/12	8,440	8,628
CarrAmerica Realty Corp. 3.625% 4/1/09	9,050	8,649
CenterPoint Properties Trust 5.75% 8/15/09	6,540	6,907
Colonial Properties Trust 6.25% 6/15/14	11,305	11,416
Developers Diversified Realty Corp. 4.625% 8/1/10	11,640	11,351
EOP Operating LP:
4.75% 3/15/14	10,730	10,010
7% 7/15/11	1,750	1,924
8.1% 8/1/10	10,000	11,481
Heritage Property Investment Trust, Inc. 5.125% 4/15/14 (a)	12,250	11,660
ProLogis 5.5% 3/1/13	7,075	7,127
Spieker Properties LP 7.25% 5/1/09	11,700	12,973
		133,352
Thrifts & Mortgage Finance - 1.0%
Abbey National PLC 6.69% 10/17/05	3,280	3,431
Countrywide Home Loans, Inc. 4% 3/22/11	16,800	15,843
H.F. Ahmanson & Co. 7.875% 9/1/04	1,250	1,255
Independence Community Bank Corp. 3.75% 4/1/14 (d)	6,340	6,067
Washington Mutual, Inc.:
4.375% 1/15/08	15,820	16,053
4.625% 4/1/14	25,000	23,076
		65,725
TOTAL FINANCIALS		1,335,300
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.5%
Bombardier, Inc.:
6.3% 5/1/14 (a)	$ 12,285	$ 10,604
6.75% 5/1/12 (a)	5,000	4,544
7.45% 5/1/34 (a)	1,020	865
Raytheon Co. 8.3% 3/1/10	16,225	19,140
		35,153
Road & Rail - 0.2%
Norfolk Southern Corp. 6% 4/30/08	9,250	9,851
TOTAL INDUSTRIALS		45,004
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.4%
Motorola, Inc.:
6.5% 11/15/28	20,570	20,406
7.625% 11/15/10	7,225	8,225
		28,631
IT Services - 0.1%
SunGard Data Systems, Inc. 3.75% 1/15/09	5,150	5,008
TOTAL INFORMATION TECHNOLOGY		33,639
MATERIALS - 0.6%
Containers & Packaging - 0.3%
Sealed Air Corp.:
5.625% 7/15/13 (a)	12,555	12,507
6.95% 5/15/09 (a)	5,315	5,825
		18,332
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (a)	1,370	1,379
6.375% 11/30/12 (a)	7,265	7,812
		9,191
Paper & Forest Products - 0.2%
International Paper Co.:
4.25% 1/15/09	2,590	2,557
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.: - continued
5.5% 1/15/14	$ 6,510	$ 6,463
Weyerhaeuser Co. 6.75% 3/15/12	6,000	6,560
		15,580
TOTAL MATERIALS		43,103
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	13,123	15,558
BellSouth Corp. 6% 10/15/11	7,860	8,327
British Telecommunications PLC 8.375% 12/15/10	11,580	13,648
France Telecom SA 8.75% 3/1/11	14,795	17,262
Koninklijke KPN NV yankee 8% 10/1/10	16,667	19,387
KT Corp. 5.875% 6/24/14 (a)	6,200	6,241
SBC Communications, Inc. 5.875% 2/1/12	22,365	23,283
Telefonica Europe BV 7.75% 9/15/10	19,150	22,127
		125,833
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09 (a)	6,695	6,378
5.5% 3/1/14 (a)	6,040	5,653
AT&T Wireless Services, Inc. 7.875% 3/1/11	19,630	22,562
		34,593
TOTAL TELECOMMUNICATION SERVICES		160,426
UTILITIES - 3.5%
Electric Utilities - 2.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (a)	7,405	7,380
DTE Energy Co. 7.05% 6/1/11	21,215	23,245
Duke Capital LLC:
4.37% 3/1/09	8,965	8,871
6.25% 2/15/13	10,545	11,009
Exelon Corp. 6.75% 5/1/11	9,070	9,916
Exelon Generation Co. LLC 5.35% 1/15/14	9,500	9,337
FirstEnergy Corp.:
5.5% 11/15/06	5,640	5,870
6.45% 11/15/11	2,540	2,687
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group Capital, Inc.:
3.25% 4/11/06	$ 4,425	$ 4,449
7.375% 6/1/09	1,750	1,975
7.625% 9/15/06	2,695	2,937
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,200	5,274
5.875% 10/1/12	7,670	7,874
Monongahela Power Co. 5% 10/1/06	6,860	7,012
Niagara Mohawk Power Corp. 8.875% 5/15/07	2,485	2,815
Oncor Electric Delivery Co. 6.375% 5/1/12	6,987	7,557
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,375	2,293
4.8% 3/1/14	3,155	3,036
PPL Electric Utilities Corp. 6.25% 8/15/09	7,070	7,641
Progress Energy, Inc. 7.1% 3/1/11	24,500	27,011
Public Service Co. of Colorado 5.5% 4/1/14	13,045	13,332
Southern California Edison Co.:
4.65% 4/1/15	825	781
5% 1/15/14	690	682
Southwestern Public Service Co. 5.125% 11/1/06	3,000	3,103
		176,087
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	10,165	11,207
Texas Eastern Transmission Corp. 7.3% 12/1/10	6,295	7,087
		18,294
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc.:
6.35% 4/1/07	8,690	9,271
7% 4/1/12	10,700	11,778
Dominion Resources, Inc.:
6.25% 6/30/12	16,865	17,803
8.125% 6/15/10	4,050	4,716
		43,568
TOTAL UTILITIES		237,949
TOTAL NONCONVERTIBLE BONDS (Cost $2,192,499)		2,232,724
U.S. Government and Government Agency Obligations - 24.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 8.1%
Fannie Mae:
2.5% 6/15/06	$ 73,500	$ 73,076
3.125% 3/16/09	110,800	106,171
3.25% 8/15/08	8,900	8,708
3.25% 2/15/09	19,591	19,008
5.25% 8/1/12	6,100	6,180
5.5% 3/15/11	665	702
6% 5/15/11	47,960	51,937
6.25% 2/1/11	171,710	185,947
Financing Corp. - coupon STRIPS 0% 10/5/05	1,000	972
Freddie Mac:
2.375% 2/15/07	24,430	23,946
3.625% 9/15/08	15,650	15,496
5% 1/30/14	23,200	22,767
5% 7/15/14	16,545	16,393
5.85% 2/21/06	2,425	2,542
5.875% 3/21/11	3,420	3,634
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	186	187
Series 1993-D, 5.23% 5/15/05	496	503
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	658	691
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	9,609	10,551
Series 1998-196A, 5.926% 6/15/05	2,071	2,116
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.89% 8/15/05	2,917	3,005
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,715	3,901
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		558,433
U.S. Treasury Inflation Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	122,786	123,071
U.S. Treasury Obligations - 15.0%
U.S. Treasury Bonds 12% 8/15/13	115,350	152,172
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.125% 5/15/07	$ 482,615	$ 484,117
3.25% 1/15/09 (c)	240,500	237,259
6.5% 2/15/10	135,905	153,833
TOTAL U.S. TREASURY OBLIGATIONS		1,027,381
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,715,266)		1,708,885
U.S. Government Agency - Mortgage Securities - 8.2%

Fannie Mae - 7.3%
4.5% 8/1/19 (b)	18,500	18,194
5% 12/1/17 to 8/1/18	97,086	97,939
5.5% 9/1/14 to 12/1/33	187,804	193,216
6.5% 10/1/10 to 2/1/33	143,898	150,711
6.5% 8/1/19 (b)	34,567	36,522
7% 7/1/25 to 2/1/32	552	585
7.5% 8/1/13 to 8/1/29	2,769	2,975
12.5% 3/1/15 to 8/1/15	34	39
TOTAL FANNIE MAE		500,181
Freddie Mac - 0.1%
7% 9/1/06 to 7/1/13	2,708	2,863
7.5% 4/1/07 to 1/1/33	4,213	4,485
8.5% 6/1/13	7	7
TOTAL FREDDIE MAC		7,355
Government National Mortgage Association - 0.8%
7% 3/15/26 to 11/15/32	43,283	46,012
7% 8/1/34 (b)	3,693	3,922
7.5% 3/15/28	41	44
8% 7/15/17 to 8/15/30	8,384	9,184
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		59,162
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $564,460)		566,698
Asset-Backed Securities - 10.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	$ 11,463	$ 11,330
ACE Securities Corp.:
Series 2003-HE1 Class A2, 1.86% 11/25/33 (d)	7,553	7,576
Series 2004-HE1:
Class M1, 1.95% 2/25/34 (d)	2,700	2,700
Class M2, 2.55% 2/25/34 (d)	3,053	3,054
AESOP Funding II LLC Series 2002-1A Class A1, 3.85% 10/20/06 (a)	8,800	8,925
American Express Credit Account Master Trust Series 2004-1 Class B, 1.63% 9/15/11 (d)	7,275	7,287
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (a)(d)	13,575	13,583
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	7,108	7,245
Series 2001-C Class A4, 5.01% 7/14/08	14,827	15,155
Series 2002-EM Class A4A, 3.67% 6/8/09	6,800	6,860
Series 2003-BX:
Class A4A, 2.72% 1/6/10	6,970	6,910
Class A4B, 1.74% 1/6/10 (d)	5,175	5,210
Series 2003-DM Class A4, 2.84% 8/6/10	9,265	9,156
Series 2004-1:
Class A3, 3.22% 7/6/08	5,110	5,118
Class B, 3.7% 1/6/09	865	866
Class C, 4.22% 7/6/09	925	928
Class D, 5.07% 7/6/10	6,515	6,546
Ameriquest Mortgage Securities, Inc.:
Series 2003-3 Class M1, 2.25% 3/25/33 (d)	8,015	8,050
Series 2004-R2:
Class M1, 1.88% 4/25/34 (d)	1,525	1,525
Class M2, 1.93% 4/25/34 (d)	1,175	1,175
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 1.78% 6/25/32 (d)	2,708	2,712
Argent Securities, Inc. Series 2004-W7:
Class M1, 2% 5/25/34 (d)	4,965	4,965
Class M2, 2.05% 5/25/34 (d)	4,035	4,035
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 1.74% 12/15/33 (d)	12,780	12,810
Bank One Issuance Trust:
Series 2002-B1 Class B1, 1.76% 12/15/09 (d)	6,625	6,655
Series 2002-C1 Class C1, 2.34% 12/15/09 (d)	9,450	9,576
Bayview Financial Asset Trust Series 2000-F Class A, 1.9619% 9/28/43 (d)	13,392	13,454
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (d)	$ 10,911	$ 10,939
Capital One Auto Finance Trust Series 2002-C Class A4, 3.44% 6/15/09	8,000	8,059
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	20,000	20,210
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.06% 7/15/08 (d)	15,625	15,700
Series 2003-B2 Class B2, 3.5% 2/17/09	9,305	9,356
Series 2003-B4 Class B4, 2.18% 7/15/11 (d)	8,520	8,674
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 2.65% 7/26/34 (d)	2,851	2,851
Chase Credit Card Master Trust Series 2003-6 Class B, 1.73% 2/15/11 (d)	12,685	12,764
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (d)	11,120	11,151
Series 2002-C1 Class C1, 2.17% 2/9/09 (d)	15,900	16,125
Series 2003-C1 Class C1, 2.24% 4/7/10 (d)	25,180	25,755
Citibank Credit Card Master Trust I Series 1997-6 Class A, 8/15/06 (g)	29,020	29,065
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.95% 5/25/34 (d)	6,450	6,450
Series 2004-3 Class M1, 1.95% 6/25/34 (d)	1,800	1,802
CS First Boston Mortgage Securities Corp. Series 2004 FRE1 Class A2, 1.96% 4/25/34 (b)(d)	9,805	9,805
Discover Card Master Trust I Series 2003-4 Class B1, 1.71% 5/16/11 (d)	10,685	10,721
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 2.13% 11/25/33 (d)	1,800	1,816
Class M2, 3.2% 11/25/33 (d)	1,000	1,022
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2% 3/25/34 (d)	500	500
Class M4, 2.35% 3/25/34 (d)	375	375
Class M6, 2.7% 3/25/34 (d)	475	471
First USA Secured Note Trust Series 2001-3 Class C, 2.46% 11/19/08 (a)(d)	15,575	15,682
FMAC Loan Receivables Trust Series 1998-CA Class A1, 5.99% 11/15/04 (a)	124	123
Fremont Home Loan Trust Series 2004-A:
Class M1, 2% 1/25/34 (d)	5,569	5,569
Class M2, 2.6% 1/25/34 (d)	6,475	6,475
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 2.53% 11/20/32 (d)	4,445	4,554
5.5% 11/25/32 (a)	7,050	7,039
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust Series 2004-FM2:
Class M1, 1.95% 1/25/34 (d)	$ 4,250	$ 4,250
Class M2, 2.55% 1/25/34 (d)	1,800	1,800
Class M3, 2.75% 1/25/34 (d)	1,800	1,800
Home Equity Asset Trust:
Series 2002-4 Class M2, 3.5% 3/25/33 (d)	2,300	2,335
Series 2003-2:
Class A2, 1.83% 8/25/33 (d)	1,706	1,711
Class M1, 2.33% 8/25/33 (d)	3,840	3,890
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	629	630
Series 2003-2N Class A, 8% 9/27/33 (a)	1,477	1,484
Series 2003-3N Class A, 8% 9/27/33 (a)	2,301	2,318
Series 2003-5N Class A, 7.5% 1/27/34 (a)	594	597
Household Home Equity Loan Trust:
Series 2003-1 Class M, 1.91% 10/20/32 (d)	2,285	2,290
Series 2003-2 Class M, 2% 9/20/33 (d)	2,494	2,502
Series 2004-1 Class M, 1.93% 9/20/33 (d)	6,250	6,250
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 2.63% 9/15/09 (d)	8,265	8,357
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	5,000	4,684
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 1.98% 6/25/34 (d)	5,225	5,225
Class M2, 2.53% 6/25/34 (d)	3,400	3,400
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	15,000	15,555
Series 2002-B4 Class B4, 1.88% 3/15/10 (d)	6,335	6,389
Series 2003-B2 Class B2, 1.77% 10/15/10 (d)	1,805	1,815
Series 2003-B3 Class B3, 1.755% 1/18/11 (d)	8,830	8,852
Series 2003-B5 Class B5, 1.75% 2/15/11 (d)	12,980	13,074
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.95% 7/25/34 (d)	2,625	2,625
Class M2, 2% 7/25/34 (d)	450	450
Class M3, 2.4% 7/25/34 (d)	955	955
Class M4, 2.55% 7/25/34 (d)	650	650
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1:
Class A1, 1.9% 7/25/34 (d)	8,878	8,887
Class M1, 2.15% 7/25/34 (d)	3,105	3,119
Series 2003-OPT1 Class M1, 2.1% 7/25/34 (d)	6,775	6,810
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 3.55% 11/25/32 (d)	3,485	3,596
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-HE1 Class M2, 3.35% 5/25/33 (d)	$ 1,925	$ 1,961
Series 2003-NC5 Class M2, 3.45% 4/25/33 (d)	3,450	3,508
Series 2003-NC7:
Class M1, 2.15% 6/25/33 (d)	2,655	2,668
Class M2, 3.3% 6/25/33 (d)	1,490	1,507
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.45% 1/25/32 (d)	6,765	6,872
Series 2002-NC3 Class A3, 1.79% 8/25/32 (d)	2,370	2,375
Series 2002-NC5 Class M3, 3.25% 10/25/32 (d)	1,355	1,384
Series 2003-NC2 Class M2, 3.45% 2/25/33 (d)	3,625	3,713
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	920	923
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/24/10 (a)(f)	10,160	4,144
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.88% 1/25/33 (d)	6,310	6,322
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	12,395	12,332
Onyx Acceptance Owner Trust:
Series 2002-A Class A3, 3.75% 4/15/06	444	445
Series 2003-D Class A3, 2.4% 12/15/07	9,930	9,907
Prime Credit Card Master Trust Series 2000-1 Class A, 6.7% 10/15/09	21,250	22,325
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.95% 9/25/33 (a)(d)	9,304	9,333
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	6,845	6,713
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.81% 2/25/34 (d)	2,326	2,326
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.83% 3/15/11 (a)(d)	8,835	8,842
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.88% 9/25/34 (d)	8,770	8,806
Series 2003-6HE Class A1, 1.92% 11/25/33 (d)	5,638	5,666
Series 2004-1HE Class A1, 1.96% 2/25/35 (a)(d)	6,892	6,892
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	11,375	11,437
WFS Financial 2004-3 Owner Trust Series 2004 3 Class A4, 3.93% 2/17/12	13,280	13,280
TOTAL ASSET-BACKED SECURITIES (Cost $702,769)		706,440
Collateralized Mortgage Obligations - 2.0%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.9%
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 1.82% 3/25/34 (d)	$ 5,910	$ 5,923
Series 2004-AR6 Class 9A2, 1.82% 7/25/34 (d)	8,526	8,526
Series 2003-TFLA Class F, 1.9433% 4/15/13 (a)(d)	5,095	5,134
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	89,392	1,310
Series 2003-G Class XA1, 1% 1/25/29 (f)	79,413	1,371
Series 2003-H Class XA1, 1% 1/25/29 (a)(f)	69,158	1,097
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	11,184	11,587
Series 2004-SL2 Class A1, 6.5% 11/25/16	2,883	2,982
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.8131% 6/10/35 (a)(d)	4,138	4,201
Class B4, 3.0131% 6/10/35 (a)(d)	3,703	3,759
Class B5, 3.6131% 6/10/35 (a)(d)	2,529	2,576
Class B6, 4.1131% 6/10/35 (a)(d)	1,499	1,526
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	309,572	3,313
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,622	2,769
Series 2004-RA2 Class 2A, 7% 7/25/33	5,289	5,477
TOTAL PRIVATE SPONSOR		61,551
U.S. Government Agency - 1.1%
Fannie Mae planned amortization class:
Series 1993-206 Class KA, 6.5% 12/25/22	2,655	2,671
Series 1994-63 Class PH, 7% 6/25/23	1,866	1,880
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2002-64 Class PC, 5.5% 12/25/26	5,303	5,466
Series 2002-73 Class QC, 5.5% 1/25/26	13,146	13,683
sequential pay Series 2002-36 Class VG, 6.5% 3/25/13	21,230	21,333
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2435 Class EL, 6% 9/15/27	3,872	3,871
Series 2489 Class PD, 6% 2/15/31	15,815	16,382
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8704% 10/16/23 (d)	$ 1,895	$ 2,001
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2002-47 Class VA, 6.5% 4/20/13	6,728	6,947
TOTAL U.S. GOVERNMENT AGENCY		74,234
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,662)		135,785
Commercial Mortgage Securities - 8.0%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	4,762	4,984
Series 1997-D5 Class PS1, 1.7348% 2/14/43 (d)(f)	101,452	6,022
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2004-2 Class A3, 4.05% 11/10/38	6,527	6,281
Series 2003-2 Class XP, 0.5863% 3/11/41 (a)(d)(f)	197,060	2,860
Series 2004-2 Class XP, 1.3154% 11/10/38 (d)(f)	53,373	2,668
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 1.7% 11/15/15 (a)(d)	6,740	6,741
Class C, 1.85% 11/15/15 (a)(d)	1,385	1,392
Class D, 1.93% 11/15/15 (a)(d)	2,155	2,167
Class F, 2.28% 11/15/15 (a)(d)	1,535	1,548
Class H, 2.78% 11/15/15 (a)(d)	1,385	1,395
Class J, 3.33% 11/15/15 (a)(d)	1,430	1,452
Class K, 2.8103% 11/15/15 (a)(d)	1,290	1,303
Bayview Commercial Asset Trust:
floater:
Series 2004-2 Class M1:
1.82% 8/25/34 (a)(d)	8,435	8,435
1.97% 8/25/34 (a)(d)	2,724	2,724
Series 2004-1:
Class A, 1.66% 4/25/34 (a)(d)	9,266	9,260
Class B, 3.35% 4/25/34 (a)(d)	1,073	1,072
Class M1, 2.01% 4/25/34 (a)(d)	878	877
Class M2, 2.65% 4/25/34 (a)(d)	780	780
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(f)	$ 97,843	$ 6,559
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class A2, 1.67% 5/14/16 (a)(d)	7,760	7,764
Series 2003-PWR2 Class X2, 0.8579% 5/11/39 (a)(d)(f)	138,030	3,858
Series 2003-T12 Class X2, 0.9245% 8/13/39 (a)(d)(f)	92,965	2,841
Series 2004-ESA:
Class C, 4.937% 5/14/16 (a)	970	977
Class D, 4.986% 5/14/16 (a)	1,650	1,660
Class E, 5.064% 5/14/16 (a)	5,120	5,146
Class F, 5.182% 5/14/16 (a)	1,230	1,242
Chase Commercial Mortgage Securities Corp.:
sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	5,416	5,825
Series 1999-2:
Class E, 7.734% 1/15/32	4,010	4,476
Class F, 7.734% 1/15/32	2,170	2,382
COMM:
floater:
Series 2000-FL3A Class C, 2.14% 11/15/12 (a)(d)	7,992	7,984
Series 2002-FL7 Class D, 1.95% 11/15/14 (a)(d)	3,050	3,056
Series 2003-FL9 Class B, 1.88% 11/15/15 (a)(d)	12,420	12,451
sequential pay Series 1999-1 Class A2, 6.455% 5/15/32	11,760	12,714
Series 2004-LBN2 Class X2, 1.2764% 3/10/39 (a)(d)(f)	20,980	975
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A2, 7.546% 11/17/32 (d)	11,450	12,984
Commercial Mortgage Pass Through Certificates floater Series 2004-HTL1:
Class B 1.84% 7/15/16 (a)(d)	700	700
Class D, 1.94% 7/15/16 (a)(d)	1,590	1,590
Class E, 2.14% 7/15/16 (a)(d)	1,135	1,135
Class F, 2.19% 7/15/16 (a)(d)	1,200	1,200
Class H, 2.69% 7/15/16 (a)(d)	3,485	3,485
Class J, 2.84% 7/15/16 (a)(d)	1,340	1,340
Class K, 3.74% 7/15/16 (a)(d)	1,505	1,505
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	5,701	5,916
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 1.8238% 11/18/12 (a)(d)	$ 4,615	$ 4,620
Series 2003-TF2A:
Class A2, 1.7% 11/15/14 (a)(d)	12,150	12,153
Class C, 1.93% 11/15/14 (a)(d)	1,410	1,416
Class E, 2.33% 11/15/14 (a)(d)	1,130	1,137
Class H, 3.28% 11/15/14 (a)(d)	1,395	1,403
Class K, 4.48% 11/15/14 (a)(d)	2,090	2,108
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	14,495	15,691
Series 1999-C1 Class A2, 7.29% 9/15/41	11,400	12,790
Series 2001-CK3 Class A2, 6.04% 6/15/34	11,900	12,412
Series 2001-CKN5 Class AX, 1.2325% 9/15/34 (a)(d)(f)	116,525	7,740
Series 2003-C4 Class ASP, 0.781% 8/15/36 (a)(d)(f)	112,990	2,339
Series 2003-C5 Class ASP, 1.0096% 12/15/36 (a)(d)(f)	120,460	4,169
Series 2003-TFLA Class G, 1.9433% 4/15/13 (a)(d)	2,630	2,525
Series 2004-C1 Class ASP, 1.2151% 1/15/37 (a)(d)(f)	102,870	4,497
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,915	15,021
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	7,861	8,261
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	6,000	6,390
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	3,387	3,579
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.783% 5/15/33 (a)(d)(f)	94,792	3,863
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.3828% 11/10/38 (d)(f)	79,330	4,027
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2003-87 Class C, 5.317% 8/16/32 (d)	13,150	13,443
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	15,894	15,464
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	7,715	8,276
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C3 Class X2, 0.9846% 12/10/38 (a)(d)(f)	$ 126,057	$ 4,295
Greenwich Capital Commercial Funding Corp.:
Series 2003-C1 Class XP, 2.4423% 7/5/35 (a)(d)(f)	79,984	7,041
Series 2003-C2 Class XP, 1.3367% 1/5/36 (a)(d)(f)	148,740	6,949
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	6,290	6,822
Series 2003-C1 Class A2A, 3.59% 1/10/40	10,690	10,592
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	4,130	4,473
Series 2004-C1 Class X2, 1.1823% 10/10/28 (a)(d)(f)	80,595	3,122
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (a)	5,101	5,474
Class D, 7.97% 8/3/15 (a)	2,310	2,587
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2003-CB7 Class X2, 1.0376% 1/12/38 (a)(d)(f)	122,920	4,467
Series 2004-C1 Class X2, 1.3156% 1/15/38 (a)(d)(f)	26,465	1,285
Series 2004-CB8 Class X2, 1.3852% 1/12/39 (a)(d)(f)	32,430	1,763
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	10,855	12,584
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205	8,902
Series 2004-C1 Class XCP, 1.2432% 1/15/36 (a)(d)(f)	82,035	3,924
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(f)	69,200	3,751
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2001-LLFA Class A, 1.4513% 8/16/13 (a)(d)	77	77
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (a)	4,726	4,774
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1997-HF1 Class A2, 7.27% 7/15/29 (a)	6,558	6,934
Series 1998-HF2 Class A2, 6.48% 11/15/30	6,110	6,613
Series 2003-IQ5 Class X2, 1.2328% 4/15/38 (a)(d)(f)	59,540	2,779
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I, Inc.: - continued
Series 2003-IQ6 Class X2, 0.7584% 12/15/41 (a)(d)(f)	$ 101,370	$ 3,357
Series 2004-TOP13, Class X2, 1.2193% 9/13/45 (a)(d)(f)	55,380	2,727
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 3.51% 8/5/14 (a)(d)	7,536	7,676
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	10,000	10,810
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	11,242	12,313
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	5,000	5,351
Series 1 Class C1, 6.762% 11/15/04 (a)	20,000	20,237
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	13,990	14,989
Class E3, 7.253% 3/15/13 (a)	5,845	6,177
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	13,550	13,348
Series 2003-C8 Class XP, 0.8675% 11/15/35 (a)(d)(f)	79,661	2,074
Series 2003-C9 Class XP, 0.8932% 12/15/35 (a)(d)(f)	53,724	1,509
Series 2004-C10 Class XP, 1.2065% 2/15/41 (a)(d)(f)	38,100	1,771
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $543,302)		546,597
Foreign Government and Government Agency Obligations - 1.5%

Chilean Republic:
5.625% 7/23/07	4,155	4,358
6.875% 4/28/09	4,550	5,030
7.125% 1/11/12	11,436	12,851
Manitoba Province yankee 5.5% 10/1/08	15,000	15,918
Quebec Province yankee 6.5% 1/17/06	21,250	22,327
Saskatchewan Province 7.125% 3/15/08	4,800	5,333
South African Republic 6.5% 6/2/14	5,660	5,802
State of Israel 4.625% 6/15/13	2,440	2,284
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States:
4.625% 10/8/08	$ 12,315	$ 12,266
6.375% 1/16/13	7,820	7,980
8% 9/24/22	8,000	8,560
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $98,642)		102,709
Supranational Obligations - 0.2%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $10,366)	10,460	11,463
Fixed-Income Funds - 11.8%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $807,620)	8,130,819	809,504
Cash Equivalents - 0.5%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $36,520)	$ 36,524	36,520
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,807,106)		6,857,325
NET OTHER ASSETS - 0.0%		(1,917)
NET ASSETS - 100%		$ 6,855,408
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 4,700	$ 0
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	7,800	(40)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	3,275	(17)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	5,700	(14)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	2,450	31
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	11,775	21
Receive quarterly notional amount multiplied by .75% and pay Bank of America upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	5,000	36
Receive quarterly notional amount multiplied by .8% and pay Morgan Stanley, Inc. upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	10,000	125
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	5,000	65
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	$ 5,000	$ 207
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	207
TOTAL CREDIT DEFAULT SWAP		65,700	621
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.921% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2006	307,000	(286)
Receive quarterly a fixed rate equal to 3.273% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2008	49,000	(804)
TOTAL INTEREST RATE SWAP		356,000	(1,090)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	30,000	469
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	50,000	483
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	23,860	230
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	8,850	85
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	$ 37,850	$ 384
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	15,000	214
TOTAL RETURN SWAP		165,560	1,865
		$ 587,260	$ 1,396
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $682,999,000 or 10.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $937,198.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $6,808,846,000. Net unrealized appreciation aggregated $48,479,000, of which $108,256,000 related to appreciated investment securities and $59,777,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

July 31, 2004

1.804879.100
SLC-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 1.1%
Amerigon, Inc. (a)	525,124	$ 2,752
Dana Corp.	400,000	7,716
Keystone Automotive Industries, Inc. (a)	216,700	6,120
LKQ Corp.	1,800	32
Midas, Inc. (a)(d)	1,311,500	23,410
		40,030
Hotels, Restaurants & Leisure - 1.9%
Domino's Pizza UK & IRL PLC (d)	2,705,830	11,062
Famous Dave's of America, Inc. (a)(d)	1,210,958	8,537
Friendly Ice Cream Corp. (a)	173,700	1,735
LA Fitness PLC (d)	2,538,001	9,775
London Clubs International PLC (a)	4,658,950	10,499
Paddy Power PLC	800,000	9,571
Six Flags, Inc. (a)	1,339,300	6,321
Ultimate Leisure Group PLC (d)	1,743,854	10,400
		67,900
Household Durables - 0.4%
Interface, Inc. Class A (a)	1,066,633	8,874
Skyworth Digital Holdings Ltd.	19,385,600	5,406
		14,280
Internet & Catalog Retail - 0.4%
Datamonitor PLC	3,032,304	7,372
Nissen Co. Ltd.	306,300	5,978
		13,350
Leisure Equipment & Products - 0.6%
JAKKS Pacific, Inc. (a)	1,128,722	22,653
Media - 4.5%
Antena 3 Television SA (a)	200,000	10,557
Emmis Communications Corp. Class A (a)	2,082,224	41,061
Harris Interactive, Inc. (a)	1,618,100	10,372
Independent News & Media PLC (Ireland)	7,346,665	16,783
Maiden Group PLC	1,000,000	4,279
Modern Times Group AB (MTG) (B Shares) (a)	605,000	10,208
NRJ Group	250,000	5,110
Roularta Media Group NV	200,000	11,543
Salem Communications Corp. Class A (a)	862,090	21,897
Sanctuary Group PLC	6,328,993	5,302
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Spanish Broadcasting System, Inc. Class A (a)	1,096,127	$ 9,416
Trader Classified Media NV (A Shares) (a)	1,175,000	13,167
		159,695
Multiline Retail - 0.5%
Saks, Inc.	779,600	10,174
ShopKo Stores, Inc. (a)	498,300	7,749
		17,923
Specialty Retail - 5.6%
American Eagle Outfitters, Inc. (a)	300,000	9,831
Big 5 Sporting Goods Corp. (a)	230,200	4,919
Carphone Warehouse Group PLC	5,000,000	12,338
Fielmann AG	200,000	11,410
Foot Locker, Inc.	2,129,300	47,909
Hot Topic, Inc. (a)	125,900	2,004
Kesa Electricals PLC	2,100,000	10,746
La Senza Corp. (sub. vtg.)	824,900	6,162
Peacock Group PLC	2,192,645	9,723
RONA, Inc. (a)	1,139,700	23,493
The Pep Boys - Manny, Moe & Jack	2,503,159	51,815
West Marine, Inc. (a)	288,100	5,952
		196,302
Textiles Apparel & Luxury Goods - 1.3%
Bijou Brigitte Modische Accessoires AG	90,000	8,765
Brown Shoe Co., Inc.	199,000	6,414
Folli Follie SA	55,450	1,823
Hartmarx Corp. (a)	183,000	1,380
Perry Ellis International, Inc. (a)	315,600	7,436
Skechers U.S.A., Inc. Class A (a)	474,400	6,523
Warnaco Group, Inc. (a)	699,900	13,228
		45,569
TOTAL CONSUMER DISCRETIONARY		577,702
CONSUMER STAPLES - 2.2%
Beverages - 0.2%
MGP Ingredients, Inc.	418,200	6,344
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	402,300	$ 8,332
Nash-Finch Co.	556,457	14,702
		23,034
Food Products - 1.1%
Barry Callebaut AG	40,000	7,681
Dean Foods Co. (a)	293,555	10,856
Glanbia PLC	2,250,000	6,898
SunOpta, Inc. (a)	1,855,500	13,652
		39,087
Personal Products - 0.3%
Hengan International Group Co. Ltd.	15,436,000	9,450
TOTAL CONSUMER STAPLES		77,915
ENERGY - 0.9%
Energy Equipment & Services - 0.9%
CHC Helicopter Corp. Class A (sub. vtg.)	644,930	21,688
Enerflex Systems Ltd.	550,000	8,793
		30,481
FINANCIALS - 6.7%
Commercial Banks - 3.0%
Cathay General Bancorp	250,365	16,777
Center Financial Corp., California	124,800	1,889
East West Bancorp, Inc.	363,826	12,268
Hanmi Financial Corp.	267,058	7,745
Nara Bancorp, Inc.	296,948	5,309
PrivateBancorp, Inc.	313,000	8,764
Silicon Valley Bancshares (a)	620,000	22,698
Texas Capital Bancshares, Inc.	506,998	8,345
UCBH Holdings, Inc.	315,147	12,319
Wintrust Financial Corp.	196,850	10,439
		106,553
Insurance - 2.9%
Arch Capital Group Ltd. (a)	292,301	11,254
Endurance Specialty Holdings Ltd.	223,800	7,397
HCC Insurance Holdings, Inc.	349,500	10,590
Hilb Rogal & Hobbs Co.	400,300	13,446
Montpelier Re Holdings Ltd.	244,000	8,633
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Navigators Group, Inc. (a)	273,017	$ 8,191
PartnerRe Ltd.	128,400	6,717
Penn-America Group, Inc. (d)	804,100	10,453
Reinsurance Group of America, Inc.	346,200	13,796
Scottish Re Group Ltd.	95,200	1,942
USI Holdings Corp. (a)	773,869	10,834
		103,253
Real Estate - 0.5%
Corporate Office Properties Trust (SBI)	299,300	7,581
InnVest Real Estate Investment Trust	996,500	8,434
		16,015
Thrifts & Mortgage Finance - 0.3%
W Holding Co., Inc.	648,300	10,697
TOTAL FINANCIALS		236,518
HEALTH CARE - 22.6%
Biotechnology - 3.0%
Alkermes, Inc. (a)	544,000	5,870
Connetics Corp. (a)	400,000	11,012
CSL Ltd.	534,466	9,563
Dendreon Corp. (a)	2,205,174	20,310
Global Bio-Chem Technology Group Co. Ltd.	14,000,000	10,859
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,750,000	150
ImmunoGen, Inc. (a)	1,376,400	7,391
Myriad Genetics, Inc. (a)	677,300	9,279
ONYX Pharmaceuticals, Inc. (a)	34,600	1,181
Pharmion Corp.	352,000	15,798
Serologicals Corp. (a)	735,143	14,409
		105,822
Health Care Equipment & Supplies - 2.5%
Cholestech Corp. (a)(d)	1,061,300	8,289
Cytyc Corp. (a)	11,700	283
DJ Orthopedics, Inc. (a)	538,600	9,587
Given Imaging Ltd. (a)	317,900	10,942
Illumina, Inc. (a)	934,282	4,812
Microtek Medical Holdings, Inc. (a)	1,369,800	5,479
Nutraceutical International Corp. (a)	217,100	3,059
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Phonak Holding AG	300,000	$ 8,607
Possis Medical, Inc. (a)	453,100	12,959
ResMed, Inc. (a)	466,550	22,861
		86,878
Health Care Providers & Services - 16.7%
Accredo Health, Inc. (a)(d)	3,480,306	112,762
Air Methods Corp. (a)(d)	793,201	6,766
American Healthways, Inc. (a)(d)	3,256,300	88,669
AMERIGROUP Corp. (a)	758,743	36,389
Centene Corp. (a)(d)	1,385,200	54,023
Cerner Corp. (a)	338,462	15,231
CML Healthcare Income Fund	1,150,000	9,517
Covance, Inc. (a)	337,100	12,368
Hanger Orthopedic Group, Inc. (a)(d)	1,155,700	11,673
ICON PLC sponsored ADR (a)	333,397	12,319
IMPAC Medical Systems, Inc. (a)(d)	647,250	9,657
Mariner Health Care, Inc. (a)(d)	1,121,200	30,833
Molina Healthcare, Inc.	685,900	22,758
Pediatrix Medical Group, Inc. (a)	149,600	9,461
Per-Se Technologies, Inc. (a)(d)	1,953,800	27,451
Pharmaceutical Product Development, Inc. (a)	250,000	8,765
Priority Healthcare Corp. Class B (a)(d)	3,611,574	80,899
ProxyMed, Inc. (a)	394,900	6,354
PSS World Medical, Inc. (a)	1,350,000	13,217
Renal Care Group, Inc. (a)	355,500	11,326
Sunrise Senior Living, Inc. (a)	205,400	7,251
VistaCare, Inc. Class A (a)	279,900	5,167
		592,856
Pharmaceuticals - 0.4%
Alizyme PLC (a)	2,875,133	8,220
Guilford Pharmaceuticals, Inc. (a)	1,464,000	6,076
		14,296
TOTAL HEALTH CARE		799,852
INDUSTRIALS - 26.0%
Aerospace & Defense - 2.2%
AAR Corp. (a)	1,045,300	10,871
BE Aerospace, Inc. (a)	1,626,411	16,248
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
CAE, Inc.	3,095,000	$ 14,785
DRS Technologies, Inc. (a)	44,200	1,579
Ducommun, Inc. (a)	19,200	374
EDO Corp.	301,400	7,137
SI International, Inc. (a)	250,573	4,460
Triumph Group, Inc. (a)	378,750	12,491
United Defense Industries, Inc. (a)	299,600	10,381
		78,326
Air Freight & Logistics - 2.4%
CNF, Inc.	352,865	14,559
Dynamex, Inc. (a)(d)	757,700	11,782
EGL, Inc. (a)	1,160,301	29,483
Hub Group, Inc. Class A (a)	183,565	5,992
Pacer International, Inc. (a)	749,451	11,830
Ryder System, Inc.	270,000	11,583
		85,229
Airlines - 0.7%
Alaska Air Group, Inc. (a)	273,900	5,705
Frontier Airlines, Inc. (a)	973,750	7,663
Transat A.T., Inc. (a)	688,600	10,568
		23,936
Building Products - 0.1%
Quixote Corp.	246,766	4,738
Commercial Services & Supplies - 5.2%
Asset Acceptance Capital Corp.	150,451	2,591
Bacou Dalloz	100,000	5,807
Bowne & Co., Inc.	807,300	12,021
Bright Horizons Family Solutions, Inc. (a)	75,376	3,825
CDI Corp.	325,300	9,278
Central Parking Corp.	439,800	7,006
Cenveo, Inc. (a)(d)	2,744,300	7,108
Collegiate Pacific, Inc.	95,600	922
Consolidated Graphics, Inc. (a)	264,400	11,504
EVCI Career Colleges, Inc. (a)(d)	1,195,800	11,898
G&K Services, Inc. Class A	676,198	26,047
Labor Ready, Inc. (a)(d)	2,640,100	37,014
Medialink Worldwide, Inc. (a)(d)	567,100	2,127
Portfolio Recovery Associates, Inc. (a)	299,905	7,938
RemedyTemp, Inc. Class A (a)	289,877	2,464
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Walters PLC	1,103,159	$ 2,280
United Rentals, Inc. (a)	604,630	11,996
United Stationers, Inc. (a)	564,124	22,238
		184,064
Construction & Engineering - 1.4%
EMCOR Group, Inc. (a)	196,200	8,490
Granite Construction, Inc.	659,400	11,731
Hochtief AG	600,000	13,880
URS Corp. (a)	666,100	16,086
		50,187
Electrical Equipment - 1.4%
A.O. Smith Corp.	400,800	11,511
Acuity Brands, Inc.	399,500	9,528
Baldor Electric Co.	529,200	12,108
Nexans SA	450,000	14,657
		47,804
Machinery - 9.3%
AGCO Corp. (a)	450,300	9,420
Astec Industries, Inc. (a)	392,650	6,687
Bucyrus International, Inc. Class A	76,460	1,835
Cummins, Inc.	868,600	60,307
IDEX Corp.	224,700	7,211
JLG Industries, Inc.	594,400	8,322
Kennametal, Inc.	209,577	9,221
Manitowoc Co., Inc.	1,049,500	35,589
Navistar International Corp. (a)	1,326,200	47,677
Terex Corp. (a)	285,400	11,105
Timken Co.	1,908,500	47,407
Wabash National Corp. (a)(d)	1,762,100	50,889
Wabtec Corp.	1,211,100	22,042
Zenon Environmental, Inc. (a)	559,500	9,622
		327,334
Road & Rail - 3.1%
Celadon Group, Inc. (a)	395,528	6,930
Landstar System, Inc. (a)	97,483	4,856
Overnite Corp.	1,328,461	39,708
SCS Transportation, Inc. (a)(d)	908,977	23,406
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Swift Transportation Co., Inc. (a)	425,748	$ 8,504
Yellow Roadway Corp. (a)	625,000	27,194
		110,598
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	274,500	8,592
TOTAL INDUSTRIALS		920,808
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.8%
Alvarion Ltd. (a)	999,500	12,184
COM DEV International Ltd. (a)(d)	3,193,700	7,568
Ixia (a)	998,800	7,791
Proxim Corp. Class A (a)	2,079,942	1,810
		29,353
Computers & Peripherals - 2.0%
Applied Films Corp. (a)	295,266	5,507
Dot Hill Systems Corp. (a)	367,434	3,050
Electronics for Imaging, Inc. (a)	1,956,449	39,266
Hutchinson Technology, Inc. (a)	647,000	14,409
UNOVA, Inc. (a)	570,231	9,643
		71,875
Electronic Equipment & Instruments - 7.8%
Agilysys, Inc.	832,185	12,400
Arrow Electronics, Inc. (a)	946,400	22,392
Bell Microproducts, Inc. (a)(d)	1,982,354	13,916
INFICON Holding AG sponsored ADR (a)	712,200	5,655
Ingram Micro, Inc. Class A (a)(d)	9,723,200	138,544
Kingboard Chemical Holdings Ltd.	6,879,000	12,744
Nippon Chemi-con Corp.	1,300,000	6,220
PC Connection, Inc. (a)	106,089	812
SYNNEX Corp.	150,900	2,271
Tech Data Corp. (a)	1,423,900	53,339
TTM Technologies, Inc. (a)	566,000	6,498
		274,791
Internet Software & Services - 1.1%
Aquantive, Inc. (a)	399,645	3,413
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Digital River, Inc. (a)	299,600	$ 8,419
j2 Global Communications, Inc. (a)	1,124,000	28,673
		40,505
IT Services - 1.9%
BearingPoint, Inc. (a)	1,249,800	10,323
Computer Horizons Corp. (a)(d)	1,828,465	7,113
Inforte Corp. (a)(d)	785,067	6,438
Intelligroup, Inc. (a)(d)	1,495,697	5,803
ManTech International Corp. Class A (a)	268,365	3,838
SRA International, Inc. Class A (a)	234,900	9,986
The BISYS Group, Inc. (a)	550,000	7,508
Tyler Technologies, Inc. (a)	1,684,410	15,497
		66,506
Semiconductors & Semiconductor Equipment - 1.8%
Catalyst Semiconductor, Inc. (a)	763,200	4,457
FormFactor, Inc.	193,023	3,876
Intersil Corp. Class A	500,000	9,185
Kontron AG (a)	1,000,000	7,539
Micronas Semiconductor Holding AG (a)	185,833	7,718
Shinko Electric Industries Co.Ltd.	360,000	10,749
Trident Microsystems, Inc. (a)	960,764	11,731
Varian Semiconductor Equipment Associates, Inc. (a)	250,000	7,468
		62,723
Software - 2.0%
Bottomline Technologies, Inc. (a)(d)	1,501,818	13,006
Concur Technologies, Inc. (a)	1,509,520	16,227
DATATRAK International, Inc. (a)(d)	555,345	6,820
Phoenix Technologies Ltd. (a)(d)	1,525,488	9,000
Plato Learning, Inc. (a)(d)	2,133,294	18,709
Vastera, Inc. (a)	1,878,441	4,039
Visual Networks, Inc. (a)	1,123,604	2,820
		70,621
TOTAL INFORMATION TECHNOLOGY		616,374
MATERIALS - 2.6%
Chemicals - 0.6%
Georgia Gulf Corp.	375,100	13,335
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Olin Corp.	279,286	$ 4,826
PolyOne Corp. (a)	540,300	3,906
		22,067
Construction Materials - 1.0%
Eagle Materials, Inc.	17,100	1,128
Martin Marietta Materials, Inc.	121,000	5,294
Texas Industries, Inc.	570,700	24,443
U.S. Concrete, Inc. (a)	836,241	5,252
		36,117
Containers & Packaging - 1.0%
Caraustar Industries, Inc. (a)	699,747	9,761
Owens-Illinois, Inc. (a)	615,208	9,044
Packaging Corp. of America	645,500	15,079
		33,884
TOTAL MATERIALS		92,068
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	1,152,900	16,671
At Road, Inc. (a)	519,601	2,052
Crown Castle International Corp. (a)	9,870	139
		18,862
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Sierra Pacific Resources (a)	854,200	7,022
TOTAL COMMON STOCKS (Cost $3,068,054)		3,377,602
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Lifelink Monitoring Corp. Series A (e)	1,421,380	0
Health Care Providers & Services - 0.1%
Lifemasters Supported Selfcare, Inc. Series F (e)	461,818	5,100
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (e)	43,000	$ 151
TOTAL PREFERRED STOCKS (Cost $11,348)		5,251
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 1.33% (b)	183,686,370	183,686
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	55,598,075	55,598
TOTAL MONEY MARKET FUNDS (Cost $239,284)		239,284
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $3,318,686)		3,622,137
NET OTHER ASSETS - (2.3)%		(81,511)
NET ASSETS - 100%		$ 3,540,626
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,251,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$ 237
Lifelink Monitoring Corp. Series A	11/28/00 - 11/14/02	$ 6,012
Lifemasters Supported Selfcare, Inc. Series F	6/24/02	$ 5,100
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accredo Health, Inc.	$ 120,020	$ 12,732	$ -	$ -	$ 112,762
Air Methods Corp.	1,948	4,461	-	-	6,766
American Healthways, Inc.	76,850	1,828	-	-	88,669
BE Aerospace, Inc.	21,744	-	13,543	-	-
Bell Microproducts, Inc.	12,925	-	-	-	13,916
Bottomline Technologies, Inc.	12,351	1,526	-	-	13,006
Celadon Group, Inc.	6,510	-	-	-	-
Centene Corp.	49,272	-	3,306	-	54,023
Cenveo, Inc.	-	-	-	-	7,108
Cholestech Corp.	3,030	6,584	-	-	8,289
COM DEV International Ltd.	5,658	-	-	-	7,568
Computer Horizons Corp.	-	6,975	-	-	7,113
DATATRAK International, Inc.	717	5,812	-	-	6,820
DigitalThink, Inc.	10,522	-	10,435	194	-
Affiliate - continued (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Domino's Pizza UK & IRL PLC	$ 9,829	$ 55	$ -	$ -	$ 11,062
Dynamex, Inc.	5,950	4,087	-	-	11,782
EVCI Career Colleges, Inc.	-	13,187	-	-	11,898
Famous Dave's of America, Inc.	9,506	-	-	-	8,537
Hanger Orthopedic Group, Inc.	15,866	3,005	-	-	11,673
IMPAC Medical Systems, Inc.	17,193	1,951	1,954	-	9,657
Inforte Corp.	1,241	6,710	-	-	6,438
Ingram Micro, Inc. Class A	94,280	23,613	274	-	138,544
Intelligroup, Inc.	-	6,971	-	-	5,803
LA Fitness PLC	805	8,290	-	2	9,775
Labor Ready, Inc.	35,784	1,716	5,273	-	37,014
Mail-Well, Inc.	11,114	-	-	-	-
Mariner Health Care, Inc.	13,514	9,308	-	-	30,833
Medialink Worldwide, Inc.	2,353	-	-	-	2,127
Midas, Inc.	23,948	-	-	-	23,410
Pemstar, Inc.	10,031	-	7,963	-	-
Penn-America Group, Inc.	6,503	3,394	-	47	10,453
Per-Se Technologies, Inc.	6,542	17,739	-	-	27,451
Phoenix Technologies Ltd.	9,231	-	687	-	9,000
Plato Learning, Inc.	10,375	12,515	4,116	-	18,709
Priority Healthcare Corp. Class B	78,397	5,072	11,414	-	80,899
SCS Transportation, Inc.	13,723	6,680	-	-	23,406
Ultimate Leisure Group PLC	-	10,230	-	-	10,400
Vastera, Inc.	10,196	-	1,703	-	-
Wabash National Corp.	43,250	1,398	-	-	50,889
Total	$ 751,178	$ 175,839	$ 60,668	$ 243	$ 875,800
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $3,339,177,000. Net unrealized appreciation aggregated $282,960,000, of which $481,450,000 related to appreciated investment securities and $198,490,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Retirement
Fund

July 31, 2004

1.804843.100
SMR-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 3.0%
Keystone Automotive Industries, Inc. (a)	55,741	$ 1,574,126
LKQ Corp.	33,400	593,518
Midas, Inc. (a)	12,400	221,340
Tenneco Automotive, Inc. (a)	32,600	453,466
		2,842,450
Distributors - 0.3%
Advanced Marketing Services, Inc.	24,800	280,984
Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc. (a)	46,900	1,008,350
Ambassadors Group, Inc.	18,968	504,549
Buca, Inc. (a)	26,700	138,573
Penn National Gaming, Inc. (a)	16,963	610,668
		2,262,140
Household Durables - 1.9%
Jarden Corp. (a)	37,450	1,353,443
Yankee Candle Co., Inc. (a)	16,700	484,634
		1,838,077
Internet & Catalog Retail - 0.1%
Orbitz, Inc. Class A	5,600	96,936
Leisure Equipment & Products - 0.5%
RC2 Corp. (a)	16,467	517,064
Specialty Retail - 7.7%
Aeropostale, Inc. (a)	26,100	795,528
Asbury Automotive Group, Inc. (a)	30,900	421,167
Big 5 Sporting Goods Corp. (a)	46,202	987,337
Group 1 Automotive, Inc. (a)	7,400	220,076
Kirkland's, Inc. (a)	5,605	58,909
Lithia Motors, Inc. Class A	19,300	450,848
Pomeroy IT Solutions, Inc.	13,085	150,216
Regis Corp.	19,550	804,678
Sonic Automotive, Inc. Class A	19,100	426,885
The Pep Boys - Manny, Moe & Jack	48,500	1,003,950
United Auto Group, Inc.	53,500	1,468,040
Whitehall Jewellers, Inc. (a)	77,100	582,105
		7,369,739
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 1.4%
Skechers U.S.A., Inc. Class A (a)	38,200	$ 525,250
Warnaco Group, Inc. (a)	43,200	816,480
		1,341,730
TOTAL CONSUMER DISCRETIONARY		16,549,120
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)	64,676	1,507,598
Rite Aid Corp. (a)	204,691	1,005,033
		2,512,631
Food Products - 0.3%
Interstate Bakeries Corp.	28,800	283,104
TOTAL CONSUMER STAPLES		2,795,735
ENERGY - 5.4%
Energy Equipment & Services - 3.0%
Hydril Co. (a)	17,000	606,050
Oceaneering International, Inc. (a)	16,000	529,120
Oil States International, Inc. (a)	35,100	577,746
Unit Corp. (a)	17,200	554,700
Varco International, Inc. (a)	24,600	594,582
		2,862,198
Oil & Gas - 2.4%
Encore Acquisition Co. (a)	16,500	486,255
Evergreen Resources, Inc. (a)	8,900	364,188
Patina Oil & Gas Corp.	16,800	495,432
Petroleum Development Corp. (a)	21,500	572,115
World Fuel Services Corp.	10,700	406,600
		2,324,590
TOTAL ENERGY		5,186,788
FINANCIALS - 20.0%
Capital Markets - 0.5%
Waddell & Reed Financial, Inc. Class A	23,400	454,428
Commercial Banks - 3.7%
Center Financial Corp., California	23,100	349,734
Hanmi Financial Corp.	30,929	896,941
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Nara Bancorp, Inc.	71,100	$ 1,271,268
Prosperity Bancshares, Inc.	10,800	261,684
Umpqua Holdings Corp.	24,300	549,423
Wilshire State Bank, California (a)	7,200	197,352
		3,526,402
Consumer Finance - 0.8%
Student Loan Corp.	5,600	785,400
Insurance - 10.0%
Berkshire Hathaway, Inc. Class A (a)	15	1,308,750
Fidelity National Financial, Inc.	51,300	1,859,625
HCC Insurance Holdings, Inc.	13,900	421,170
Hilb Rogal & Hobbs Co.	14,900	500,491
IPC Holdings Ltd.	10,787	404,513
Montpelier Re Holdings Ltd.	25,230	892,637
Philadelphia Consolidated Holding Corp. (a)	31,953	1,746,871
Reinsurance Group of America, Inc.	12,700	506,095
StanCorp Financial Group, Inc.	12,400	871,720
Triad Guaranty, Inc. (a)	10,700	582,080
USI Holdings Corp. (a)	37,382	523,348
		9,617,300
Thrifts & Mortgage Finance - 5.0%
Bank Mutual Corp.	79,079	892,011
Farmer Mac Class C (non-vtg.) (a)	42,700	783,545
Harbor Florida Bancshares, Inc.	16,800	483,672
KNBT Bancorp, Inc.	24,560	399,100
NetBank, Inc.	44,209	474,805
Provident Financial Services, Inc.	35,525	627,016
Rainier Pacific Financial Group, Inc.	34,624	579,952
W Holding Co., Inc.	30,421	501,947
		4,742,048
TOTAL FINANCIALS		19,125,578
HEALTH CARE - 14.6%
Biotechnology - 0.6%
Connetics Corp. (a)	22,400	616,672
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.4%
Fisher Scientific International, Inc. (a)	46,264	$ 2,692,565
Nutraceutical International Corp. (a)	39,500	556,555
		3,249,120
Health Care Providers & Services - 10.1%
Centene Corp. (a)	35,500	1,384,500
Corvel Corp. (a)	18,953	485,576
Coventry Health Care, Inc. (a)	29,344	1,499,772
Hanger Orthopedic Group, Inc. (a)	75,404	761,580
Mariner Health Care, Inc. (a)	36,300	998,250
Molina Healthcare, Inc.	31,500	1,045,170
Omnicare, Inc.	63,404	1,792,431
Per-Se Technologies, Inc. (a)	11,000	154,550
Renal Care Group, Inc. (a)	48,489	1,544,860
		9,666,689
Pharmaceuticals - 0.5%
InKine Pharmaceutical, Inc. (a)	107,500	446,125
TOTAL HEALTH CARE		13,978,606
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.8%
Alliant Techsystems, Inc. (a)	23,600	1,485,856
DRS Technologies, Inc. (a)	17,500	625,100
SI International, Inc. (a)	31,225	555,805
		2,666,761
Air Freight & Logistics - 0.6%
Pacer International, Inc. (a)	39,500	623,508
Airlines - 1.5%
ExpressJet Holdings, Inc. Class A (a)	67,819	739,227
Pinnacle Airlines Corp.	70,688	707,587
		1,446,814
Building Products - 0.3%
Quixote Corp.	14,182	272,294
Commercial Services & Supplies - 7.1%
Corrections Corp. of America (a)	138,351	5,215,827
The Geo Group, Inc. (a)	57,410	1,056,344
Waste Connections, Inc. (a)	17,600	507,936
		6,780,107
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.1%
Chicago Bridge & Iron Co. NV	30,700	$ 896,133
Jacobs Engineering Group, Inc. (a)	20,200	807,596
URS Corp. (a)	13,600	328,440
		2,032,169
TOTAL INDUSTRIALS		13,821,653
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.8%
Black Box Corp.	18,835	715,730
Computers & Peripherals - 0.4%
Dot Hill Systems Corp. (a)	48,262	400,575
Electronic Equipment & Instruments - 1.5%
Ingram Micro, Inc. Class A (a)	7,500	106,875
Measurement Specialties, Inc. (a)	53,800	1,155,086
NU Horizons Electronics Corp. (a)	21,073	162,262
Planar Systems, Inc. (a)	3,300	45,573
		1,469,796
Internet Software & Services - 2.9%
Bankrate, Inc. (a)	19,713	171,109
EarthLink, Inc. (a)	9,353	92,314
Homestore, Inc. (a)	107,387	378,539
j2 Global Communications, Inc. (a)	36,300	926,013
Marketwatch.com, Inc. (a)	13,357	138,045
Websense, Inc. (a)	28,867	1,102,431
		2,808,451
IT Services - 6.5%
Affiliated Computer Services, Inc. Class A (a)	42,582	2,210,006
Anteon International Corp. (a)	12,800	398,592
Certegy, Inc.	17,700	671,007
Computer Sciences Corp. (a)	26,400	1,247,400
CSG Systems International, Inc. (a)	7,640	125,296
DST Systems, Inc. (a)	10,500	478,380
The BISYS Group, Inc. (a)	74,000	1,010,100
Tier Technologies, Inc. Class B (a)	7,919	65,332
		6,206,113
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.5%
DSP Group, Inc. (a)	3,500	$ 68,985
Intersil Corp. Class A	23,300	428,021
		497,006
Software - 1.1%
Blackbaud, Inc.	7,400	66,600
Dynamics Research Corp. (a)	11,384	195,816
Moldflow Corp. (a)	7,014	76,523
Pervasive Software, Inc. (a)	59,450	363,240
TALX Corp.	15,467	342,130
		1,044,309
TOTAL INFORMATION TECHNOLOGY		13,141,980
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Alamosa Holdings, Inc. (a)	1,000	7,680
NII Holdings, Inc. (a)	35,947	1,366,705
		1,374,385
TOTAL COMMON STOCKS (Cost $76,699,261)		85,973,845
Money Market Funds - 9.8%

Fidelity Cash Central Fund, 1.33% (b) (Cost $9,345,073)	9,345,073	9,345,073
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $86,044,334)		95,318,918
NET OTHER ASSETS - 0.5%		493,424
NET ASSETS - 100%		$ 95,812,342
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $86,374,271. Net unrealized appreciation aggregated $8,944,647, of which $13,156,400 related to appreciated investment securities and $4,211,753 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

July 31, 2004

1.804880.100
SPU-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	73,802	$ 1,731
Dana Corp.	148,294	2,861
Delphi Corp.	557,584	5,303
Goodyear Tire & Rubber Co. (a)	174,476	1,911
Johnson Controls, Inc.	189,090	10,674
Visteon Corp.	128,797	1,324
		23,804
Automobiles - 0.7%
Ford Motor Co.	1,821,822	26,817
General Motors Corp.	561,836	24,238
Harley-Davidson, Inc.	293,691	17,583
		68,638
Distributors - 0.0%
Genuine Parts Co.	173,582	6,549
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	629,561	29,344
Darden Restaurants, Inc.	160,191	3,417
Harrah's Entertainment, Inc.	112,258	5,219
Hilton Hotels Corp.	381,487	6,802
International Game Technology	347,200	11,228
Marriott International, Inc. Class A	225,083	10,984
McDonald's Corp.	1,252,844	34,453
Starbucks Corp. (a)	394,568	18,529
Starwood Hotels & Resorts Worldwide, Inc. unit	205,973	9,269
Wendy's International, Inc.	113,514	4,060
Yum! Brands, Inc.	287,980	11,056
		144,361
Household Durables - 0.5%
Black & Decker Corp.	78,787	5,508
Centex Corp.	122,749	5,207
Fortune Brands, Inc.	145,527	10,504
KB Home	46,484	2,977
Leggett & Platt, Inc.	191,031	5,167
Maytag Corp.	78,536	1,610
Newell Rubbermaid, Inc.	273,446	5,906
Pulte Homes, Inc.	126,149	6,892
Snap-On, Inc.	57,851	1,858
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	81,257	$ 3,445
Whirlpool Corp.	68,650	4,287
		53,361
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	654,121	51,237
Leisure Equipment & Products - 0.2%
Brunswick Corp.	94,251	3,679
Eastman Kodak Co.	285,199	7,555
Hasbro, Inc.	175,513	3,189
Mattel, Inc.	420,318	7,364
		21,787
Media - 3.5%
Clear Channel Communications, Inc.	611,263	21,822
Comcast Corp. Class A (a)	2,231,387	61,140
Dow Jones & Co., Inc.	81,382	3,449
Gannett Co., Inc.	271,149	22,543
Interpublic Group of Companies, Inc. (a)	416,856	5,332
Knight-Ridder, Inc.	78,312	5,152
McGraw-Hill Companies, Inc.	189,561	14,228
Meredith Corp.	49,995	2,644
Omnicom Group, Inc.	188,114	13,548
The New York Times Co. Class A	147,960	6,155
Time Warner, Inc. (a)	4,537,050	75,542
Tribune Co.	326,056	13,841
Univision Communications, Inc. Class A (a)	321,822	9,323
Viacom, Inc. Class B (non-vtg.)	1,724,077	57,912
Walt Disney Co.	2,042,077	47,152
		359,783
Multiline Retail - 1.1%
Big Lots, Inc. (a)	114,631	1,403
Dillard's, Inc. Class A	83,105	1,894
Dollar General Corp.	328,071	6,332
Family Dollar Stores, Inc.	170,673	4,755
Federated Department Stores, Inc.	178,920	8,574
JCPenney Co., Inc.	280,736	11,229
Kohl's Corp. (a)	339,311	15,527
Nordstrom, Inc.	138,435	6,077
Sears, Roebuck & Co.	211,738	7,767
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	908,949	$ 39,630
The May Department Stores Co.	289,411	7,678
		110,866
Specialty Retail - 2.3%
AutoNation, Inc. (a)	266,052	4,289
AutoZone, Inc. (a)	82,730	6,387
Bed Bath & Beyond, Inc. (a)	298,997	10,582
Best Buy Co., Inc.	322,888	15,550
Boise Cascade Corp.	87,229	2,813
Circuit City Stores, Inc.	197,804	2,789
Gap, Inc.	895,797	20,335
Home Depot, Inc.	2,211,819	74,583
Limited Brands, Inc.	468,947	9,585
Lowe's Companies, Inc.	782,308	38,114
Office Depot, Inc. (a)	311,330	5,106
RadioShack Corp.	160,042	4,473
Sherwin-Williams Co.	142,491	5,754
Staples, Inc.	494,950	14,294
Tiffany & Co., Inc.	145,671	5,208
TJX Companies, Inc.	492,492	11,559
Toys 'R' Us, Inc. (a)	212,906	3,504
		234,925
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	125,502	4,687
Liz Claiborne, Inc.	110,395	3,995
NIKE, Inc. Class B	262,692	19,100
Reebok International Ltd.	59,670	2,032
VF Corp.	109,330	5,468
		35,282
TOTAL CONSUMER DISCRETIONARY		1,110,593
CONSUMER STAPLES - 10.9%
Beverages - 2.5%
Adolph Coors Co. Class B	36,990	2,543
Anheuser-Busch Companies, Inc.	800,253	41,533
Brown-Forman Corp. Class B (non-vtg.)	120,855	5,621
Coca-Cola Enterprises, Inc.	467,751	9,542
Pepsi Bottling Group, Inc.	256,267	7,137
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	1,698,615	$ 84,931
The Coca-Cola Co.	2,423,677	106,302
		257,609
Food & Staples Retailing - 3.4%
Albertsons, Inc.	365,988	8,926
Costco Wholesale Corp.	456,728	18,571
CVS Corp.	395,344	16,553
Kroger Co. (a)	738,875	11,674
Safeway, Inc. (a)	444,101	9,384
SUPERVALU, Inc.	134,140	3,831
Sysco Corp.	636,275	21,920
Wal-Mart Stores, Inc.	4,267,625	226,227
Walgreen Co.	1,019,520	37,111
Winn-Dixie Stores, Inc.	141,455	894
		355,091
Food Products - 1.3%
Archer-Daniels-Midland Co.	646,774	9,980
Campbell Soup Co.	408,945	10,465
ConAgra Foods, Inc.	525,808	13,671
General Mills, Inc.	376,081	16,886
H.J. Heinz Co.	350,362	12,925
Hershey Foods Corp.	258,092	12,502
Kellogg Co.	408,631	17,024
McCormick & Co., Inc. (non-vtg.)	136,829	4,894
Sara Lee Corp.	786,442	17,270
Wm. Wrigley Jr. Co.	223,494	13,499
		129,116
Household Products - 2.0%
Clorox Co.	211,097	10,506
Colgate-Palmolive Co.	529,466	28,168
Kimberly-Clark Corp.	498,855	31,962
Procter & Gamble Co.	2,557,932	133,396
		204,032
Personal Products - 0.6%
Alberto-Culver Co.	90,032	4,197
Avon Products, Inc.	469,541	20,195
Gillette Co.	998,520	38,922
		63,314
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Altria Group, Inc.	2,040,698	$ 97,137
RJ Reynolds Tobacco Holdings, Inc.	146,619	10,549
UST, Inc.	164,699	6,250
		113,936
TOTAL CONSUMER STAPLES		1,123,098
ENERGY - 6.9%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	331,455	13,358
BJ Services Co. (a)	160,107	7,951
Halliburton Co.	437,972	13,906
Nabors Industries Ltd. (a)	147,831	6,874
Noble Corp. (a)	134,169	5,195
Rowan Companies, Inc. (a)	105,274	2,571
Schlumberger Ltd. (NY Shares)	586,262	37,708
Transocean, Inc. (a)	319,225	9,066
		96,629
Oil & Gas - 6.0%
Amerada Hess Corp.	89,575	7,466
Anadarko Petroleum Corp.	250,632	14,985
Apache Corp.	323,626	15,058
Ashland, Inc.	70,026	3,660
Burlington Resources, Inc.	394,775	15,069
ChevronTexaco Corp.	1,064,780	101,846
ConocoPhillips	682,455	53,757
Devon Energy Corp.	238,613	16,581
El Paso Corp.	637,848	5,033
EOG Resources, Inc.	115,988	7,371
Exxon Mobil Corp.	6,507,820	301,312
Kerr-McGee Corp.	148,865	7,815
Kinder Morgan, Inc.	123,464	7,409
Marathon Oil Corp.	343,716	12,948
Occidental Petroleum Corp.	389,260	19,179
Sunoco, Inc.	75,198	5,126
Unocal Corp.	262,251	10,165
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Valero Energy Corp.	128,095	$ 9,597
Williams Companies, Inc.	517,263	6,285
		620,662
TOTAL ENERGY		717,291
FINANCIALS - 20.4%
Capital Markets - 2.6%
Bank of New York Co., Inc.	773,702	22,228
Bear Stearns Companies, Inc.	104,413	8,710
Charles Schwab Corp.	1,358,100	11,924
E*TRADE Financial Corp. (a)	363,634	4,025
Federated Investors, Inc. Class B (non-vtg.)	107,569	3,024
Franklin Resources, Inc.	248,758	12,003
Goldman Sachs Group, Inc.	480,199	42,349
Janus Capital Group, Inc.	238,183	3,158
Lehman Brothers Holdings, Inc.	275,538	19,315
Mellon Financial Corp.	422,399	11,608
Merrill Lynch & Co., Inc.	956,255	47,545
Morgan Stanley	1,093,795	53,957
Northern Trust Corp.	219,303	8,801
State Street Corp.	334,264	14,310
T. Rowe Price Group, Inc.	126,065	5,827
		268,784
Commercial Banks - 5.9%
AmSouth Bancorp.	350,513	8,598
Bank of America Corp.	2,028,751	172,464
BB&T Corp.	558,325	21,624
Charter One Financial, Inc.	222,694	9,890
Comerica, Inc.	172,386	10,079
Fifth Third Bancorp	560,081	27,646
First Horizon National Corp.	123,370	5,348
Huntington Bancshares, Inc.	228,280	5,584
KeyCorp	408,313	12,323
M&T Bank Corp.	117,949	10,996
Marshall & Ilsley Corp.	221,051	8,491
National City Corp.	674,246	24,610
North Fork Bancorp, Inc., New York	172,121	6,721
PNC Financial Services Group, Inc.	280,643	14,201
Regions Financial Corp. New	458,723	13,619
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SouthTrust Corp.	328,159	$ 12,729
SunTrust Banks, Inc.	281,031	18,534
Synovus Financial Corp.	303,274	7,724
U.S. Bancorp, Delaware	1,886,001	53,374
Wachovia Corp.	1,308,273	57,970
Wells Fargo & Co.	1,679,237	96,405
Zions Bancorp	89,088	5,390
		604,320
Consumer Finance - 1.3%
American Express Co.	1,271,574	63,897
Capital One Financial Corp.	238,577	16,538
MBNA Corp.	1,271,372	31,390
Providian Financial Corp.	289,744	4,010
SLM Corp.	436,788	16,563
		132,398
Diversified Financial Services - 3.7%
Citigroup, Inc.	5,146,002	226,887
J.P. Morgan Chase & Co.	3,545,776	132,364
Moody's Corp.	148,962	10,144
Principal Financial Group, Inc.	317,629	10,796
		380,191
Insurance - 4.6%
ACE Ltd.	281,748	11,436
AFLAC, Inc.	506,092	20,061
Allstate Corp.	699,164	32,917
AMBAC Financial Group, Inc.	107,868	7,670
American International Group, Inc.	2,595,373	183,363
Aon Corp.	313,557	8,290
Cincinnati Financial Corp.	167,427	6,677
Hartford Financial Services Group, Inc.	290,584	18,917
Jefferson-Pilot Corp.	139,136	6,704
Lincoln National Corp.	177,419	7,753
Loews Corp.	184,575	10,452
Marsh & McLennan Companies, Inc.	520,720	23,110
MBIA, Inc.	143,677	7,756
MetLife, Inc.	752,116	26,828
Progressive Corp.	216,336	16,576
Prudential Financial, Inc.	523,408	24,370
SAFECO Corp.	138,624	6,524
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
St. Paul Travelers Companies, Inc.	663,815	$ 24,608
The Chubb Corp.	188,780	12,984
Torchmark Corp.	110,761	5,791
UnumProvident Corp.	294,831	4,703
XL Capital Ltd. Class A	137,443	9,714
		477,204
Real Estate - 0.4%
Apartment Investment & Management Co. Class A	93,660	2,994
Equity Office Properties Trust	401,605	10,422
Equity Residential (SBI)	278,805	8,239
Plum Creek Timber Co., Inc.	182,336	5,722
ProLogis	180,466	6,143
Simon Property Group, Inc.	207,070	10,687
		44,207
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	278,006	20,044
Fannie Mae	964,328	68,429
Freddie Mac	685,079	44,057
Golden West Financial Corp., Delaware	151,884	16,238
MGIC Investment Corp.	98,304	6,980
Sovereign Bancorp, Inc.	340,880	7,421
Washington Mutual, Inc.	860,637	33,393
		196,562
TOTAL FINANCIALS		2,103,666
HEALTH CARE - 13.1%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,265,386	71,975
Applera Corp. - Applied Biosystems Group	200,840	4,155
Biogen Idec, Inc. (a)	338,085	20,285
Chiron Corp. (a)	188,023	8,617
Genzyme Corp. - General Division (a)	225,404	11,559
Gilead Sciences, Inc. (a)	213,565	13,805
MedImmune, Inc. (a)	247,528	5,703
		136,099
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	52,696	3,246
Baxter International, Inc.	609,898	18,340
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	252,030	$ 11,903
Biomet, Inc.	253,166	11,137
Boston Scientific Corp. (a)	830,969	31,793
C.R. Bard, Inc.	103,824	5,731
Guidant Corp.	312,113	17,266
Hospira, Inc. (a)	155,274	4,023
Medtronic, Inc.	1,206,229	59,913
Millipore Corp. (a)	49,090	2,587
St. Jude Medical, Inc. (a)	175,294	11,943
Stryker Corp.	398,214	18,987
Thermo Electron Corp. (a)	164,900	4,241
Waters Corp. (a)	118,927	5,219
Zimmer Holdings, Inc. (a)	242,820	18,530
		224,859
Health Care Providers & Services - 1.9%
Aetna, Inc.	151,641	13,011
AmerisourceBergen Corp.	111,752	6,041
Anthem, Inc. (a)	137,944	11,376
Cardinal Health, Inc.	428,273	19,058
Caremark Rx, Inc. (a)	455,143	13,882
CIGNA Corp.	140,707	8,725
Express Scripts, Inc. (a)	77,547	5,087
HCA, Inc.	483,236	18,677
Health Management Associates, Inc. Class A	241,861	4,852
Humana, Inc. (a)	160,678	2,910
IMS Health, Inc.	233,825	5,668
Manor Care, Inc.	88,451	2,764
McKesson Corp.	291,364	9,373
Medco Health Solutions, Inc. (a)	269,729	8,173
Quest Diagnostics, Inc.	102,957	8,451
Tenet Healthcare Corp. (a)	463,176	5,178
UnitedHealth Group, Inc.	664,358	41,788
WellPoint Health Networks, Inc. (a)	154,880	15,658
		200,672
Pharmaceuticals - 7.7%
Abbott Laboratories	1,551,991	61,071
Allergan, Inc.	130,703	9,886
Bristol-Myers Squibb Co.	1,934,781	44,306
Eli Lilly & Co.	1,123,920	71,616
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	368,029	$ 18,508
Johnson & Johnson	2,953,975	163,266
King Pharmaceuticals, Inc. (a)	240,194	2,712
Merck & Co., Inc.	2,211,160	100,276
Mylan Laboratories, Inc.	267,233	3,960
Pfizer, Inc.	7,592,937	242,670
Schering-Plough Corp.	1,464,603	28,501
Watson Pharmaceuticals, Inc. (a)	108,333	2,731
Wyeth	1,326,919	46,973
		796,476
TOTAL HEALTH CARE		1,358,106
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.0%
General Dynamics Corp.	198,072	19,573
Goodrich Corp.	117,026	3,783
Honeywell International, Inc.	854,563	32,140
Lockheed Martin Corp.	446,580	23,664
Northrop Grumman Corp.	357,738	18,817
Raytheon Co.	445,477	14,946
Rockwell Collins, Inc.	176,452	6,038
The Boeing Co.	838,976	42,578
United Technologies Corp.	511,422	47,818
		209,357
Air Freight & Logistics - 1.1%
FedEx Corp.	297,248	24,339
Ryder System, Inc.	65,093	2,792
United Parcel Service, Inc. Class B	1,121,609	80,711
		107,842
Airlines - 0.1%
Delta Air Lines, Inc. (a)	123,903	643
Southwest Airlines Co.	786,288	11,378
		12,021
Building Products - 0.2%
American Standard Companies, Inc. (a)	213,998	8,108
Masco Corp.	435,871	13,181
		21,289
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.1%
Allied Waste Industries, Inc. (a)	315,722	$ 2,917
Apollo Group, Inc. Class A (a)	175,700	14,680
Avery Dennison Corp.	109,920	6,658
Cendant Corp.	1,014,948	23,222
Cintas Corp.	170,344	7,148
Deluxe Corp.	49,642	2,187
Equifax, Inc.	136,296	3,287
H&R Block, Inc.	174,109	8,554
Monster Worldwide, Inc. (a)	116,621	2,576
Pitney Bowes, Inc.	229,989	9,706
R.R. Donnelley & Sons Co.	216,172	6,861
Robert Half International, Inc.	170,747	4,750
Waste Management, Inc.	577,669	16,256
		108,802
Construction & Engineering - 0.0%
Fluor Corp.	82,620	3,763
Electrical Equipment - 0.4%
American Power Conversion Corp.	199,199	3,008
Cooper Industries Ltd. Class A	92,048	5,235
Emerson Electric Co.	419,794	25,481
Power-One, Inc. (a)	83,279	730
Rockwell Automation, Inc.	184,971	6,920
Thomas & Betts Corp.	58,465	1,538
		42,912
Industrial Conglomerates - 4.7%
3M Co.	778,260	64,097
General Electric Co.	10,502,342	349,206
Textron, Inc.	136,942	8,395
Tyco International Ltd.	1,995,628	61,864
		483,562
Machinery - 1.4%
Caterpillar, Inc.	340,217	25,003
Crane Co.	59,246	1,648
Cummins, Inc.	42,888	2,978
Danaher Corp.	306,452	15,522
Deere & Co.	247,710	15,559
Dover Corp.	202,251	8,025
Eaton Corp.	149,858	9,687
Illinois Tool Works, Inc.	308,226	27,901
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	172,440	$ 11,845
ITT Industries, Inc.	92,159	7,368
Navistar International Corp. (a)	69,470	2,497
PACCAR, Inc.	174,581	10,468
Pall Corp.	124,482	2,884
Parker Hannifin Corp.	118,967	6,826
		148,211
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	369,051	13,094
CSX Corp.	213,622	6,686
Norfolk Southern Corp.	390,137	10,413
Union Pacific Corp.	257,855	14,528
		44,721
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	90,420	4,788
TOTAL INDUSTRIALS		1,187,268
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.8%
ADC Telecommunications, Inc. (a)	804,915	1,932
Andrew Corp. (a)	159,860	1,734
Avaya, Inc. (a)	441,510	6,468
CIENA Corp. (a)	564,883	1,593
Cisco Systems, Inc. (a)	6,728,172	140,350
Comverse Technology, Inc. (a)	194,670	3,321
Corning, Inc. (a)	1,365,442	16,877
JDS Uniphase Corp. (a)	1,433,064	4,944
Lucent Technologies, Inc. (a)	4,264,493	13,007
Motorola, Inc.	2,332,639	37,159
QLogic Corp. (a)	92,769	2,268
QUALCOMM, Inc.	806,201	55,692
Scientific-Atlanta, Inc.	152,409	4,687
Tellabs, Inc. (a)	413,743	3,686
		293,718
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	378,169	12,230
Dell, Inc. (a)	2,510,554	89,049
EMC Corp. (a)	2,431,868	26,678
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Gateway, Inc. (a)	370,557	$ 1,668
Hewlett-Packard Co.	3,034,325	61,142
International Business Machines Corp.	1,677,066	146,022
Lexmark International, Inc. Class A (a)	129,292	11,442
NCR Corp. (a)	94,134	4,371
Network Appliance, Inc. (a)	345,804	6,677
Sun Microsystems, Inc. (a)	3,309,683	13,073
		372,352
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	479,079	11,407
Jabil Circuit, Inc. (a)	199,731	4,344
Molex, Inc.	188,695	5,465
PerkinElmer, Inc.	127,080	2,234
Sanmina-SCI Corp. (a)	518,351	3,805
Solectron Corp. (a)	956,685	5,262
Symbol Technologies, Inc.	233,345	3,054
Tektronix, Inc.	84,216	2,560
		38,131
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,340,092	41,275
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	135,363	7,025
Automatic Data Processing, Inc.	587,558	24,666
Computer Sciences Corp. (a)	186,652	8,819
Convergys Corp. (a)	142,605	1,888
Electronic Data Systems Corp.	481,992	8,907
First Data Corp.	868,175	38,729
Fiserv, Inc. (a)	193,996	6,646
Paychex, Inc.	375,803	11,541
Sabre Holdings Corp. Class A	138,362	3,532
SunGard Data Systems, Inc. (a)	288,687	6,729
Unisys Corp. (a)	331,674	3,396
		121,878
Office Electronics - 0.1%
Xerox Corp. (a)	796,301	11,037
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	351,840	4,394
Altera Corp. (a)	372,503	7,756
Analog Devices, Inc.	374,007	14,848
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc. (a)	1,677,515	$ 28,467
Applied Micro Circuits Corp. (a)	310,208	1,117
Broadcom Corp. Class A (a)	312,554	11,052
Intel Corp.	6,436,129	156,913
KLA-Tencor Corp. (a)	195,608	8,061
Linear Technology Corp.	307,892	12,039
LSI Logic Corp. (a)	380,226	1,935
Maxim Integrated Products, Inc.	320,652	15,423
Micron Technology, Inc. (a)	607,526	8,220
National Semiconductor Corp. (a)	357,000	6,123
Novellus Systems, Inc. (a)	147,128	3,972
NVIDIA Corp. (a)	165,113	2,543
PMC-Sierra, Inc. (a)	175,740	2,088
Teradyne, Inc. (a)	193,022	3,301
Texas Instruments, Inc.	1,722,573	36,742
Xilinx, Inc.	345,398	10,165
		335,159
Software - 4.5%
Adobe Systems, Inc.	237,563	10,020
Autodesk, Inc.	112,941	4,540
BMC Software, Inc. (a)	221,717	3,477
Citrix Systems, Inc. (a)	169,369	2,984
Computer Associates International, Inc.	581,921	14,688
Compuware Corp. (a)	384,276	1,898
Electronic Arts, Inc. (a)	301,202	15,099
Intuit, Inc. (a)	190,608	7,136
Mercury Interactive Corp. (a)	91,744	3,354
Microsoft Corp.	10,741,502	305,703
Novell, Inc. (a)	384,777	2,632
Oracle Corp. (a)	5,169,390	54,330
Parametric Technology Corp. (a)	266,753	1,211
PeopleSoft, Inc. (a)	363,078	6,543
Siebel Systems, Inc. (a)	500,106	4,031
Symantec Corp. (a)	310,298	14,510
VERITAS Software Corp. (a)	429,714	8,190
		460,346
TOTAL INFORMATION TECHNOLOGY		1,673,896
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	226,172	$ 11,704
Dow Chemical Co.	931,563	37,160
E.I. du Pont de Nemours & Co.	995,324	42,670
Eastman Chemical Co.	77,051	3,443
Ecolab, Inc.	255,691	7,799
Engelhard Corp.	123,656	3,635
Great Lakes Chemical Corp.	50,494	1,211
Hercules, Inc. (a)	109,421	1,292
International Flavors & Fragrances, Inc.	93,892	3,431
Monsanto Co.	264,272	9,583
PPG Industries, Inc.	170,731	10,065
Praxair, Inc.	323,373	12,757
Rohm & Haas Co.	223,020	8,742
Sigma Aldrich Corp.	68,796	3,952
		157,444
Construction Materials - 0.1%
Vulcan Materials Co.	101,601	4,838
Containers & Packaging - 0.2%
Ball Corp.	56,081	4,048
Bemis Co., Inc.	106,397	2,817
Pactiv Corp. (a)	152,427	3,594
Sealed Air Corp. (a)	83,910	3,981
Temple-Inland, Inc.	55,081	3,759
		18,199
Metals & Mining - 0.7%
Alcoa, Inc.	865,127	27,710
Allegheny Technologies, Inc.	92,819	1,861
Freeport-McMoRan Copper & Gold, Inc. Class B	176,178	6,140
Newmont Mining Corp.	440,874	17,842
Nucor Corp.	78,543	6,570
Phelps Dodge Corp.	93,037	7,251
United States Steel Corp.	112,742	4,300
Worthington Industries, Inc.	86,284	1,767
		73,441
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	253,697	8,524
International Paper Co.	483,091	20,884
Louisiana-Pacific Corp.	108,266	2,564
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	200,541	$ 5,988
Weyerhaeuser Co.	239,964	14,878
		52,838
TOTAL MATERIALS		306,760
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.0%
ALLTEL Corp.	306,652	15,946
AT&T Corp.	789,994	11,929
BellSouth Corp.	1,825,316	49,448
CenturyTel, Inc.	138,189	4,282
Citizens Communications Co. (a)	286,026	4,119
Qwest Communications International, Inc. (a)	1,775,554	6,907
SBC Communications, Inc.	3,295,559	83,509
Sprint Corp. - FON Group	1,419,290	26,512
Verizon Communications, Inc.	2,756,661	106,242
		308,894
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. (a)	2,713,922	39,189
Nextel Communications, Inc. Class A (a)	1,104,334	25,135
		64,324
TOTAL TELECOMMUNICATION SERVICES		373,218
UTILITIES - 2.8%
Electric Utilities - 1.9%
Allegheny Energy, Inc. (a)	126,343	1,875
Ameren Corp.	191,678	8,566
American Electric Power Co., Inc.	393,698	12,248
CenterPoint Energy, Inc.	305,680	3,549
Cinergy Corp.	179,014	6,847
CMS Energy Corp. (a)	162,738	1,470
Consolidated Edison, Inc.	239,757	9,823
DTE Energy Co.	172,588	6,933
Edison International	324,206	8,689
Entergy Corp.	229,137	13,175
Exelon Corp.	657,719	22,954
FirstEnergy Corp.	328,211	12,833
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	183,901	$ 12,382
PG&E Corp. (a)	416,975	11,900
Pinnacle West Capital Corp.	90,909	3,682
PPL Corp.	176,945	8,201
Progress Energy, Inc.	245,363	10,340
Southern Co.	733,829	21,487
TECO Energy, Inc.	187,444	2,418
TXU Corp.	302,350	11,991
Xcel Energy, Inc.	397,322	6,794
		198,157
Gas Utilities - 0.2%
KeySpan Corp.	159,375	5,736
Nicor, Inc.	43,841	1,452
NiSource, Inc.	262,108	5,426
Peoples Energy Corp.	37,357	1,457
		14,071
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	634,028	6,118
Calpine Corp. (a)	413,997	1,598
Constellation Energy Group, Inc.	167,660	6,463
Dominion Resources, Inc.	324,921	20,619
Duke Energy Corp.	910,376	19,573
Dynegy, Inc. Class A (a)	377,095	1,584
Public Service Enterprise Group, Inc.	235,438	9,182
Sempra Energy	228,626	8,173
		73,310
TOTAL UTILITIES		285,538
TOTAL COMMON STOCKS (Cost $8,739,514)		10,239,434
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (d) (Cost $14,894)	$ 15,000	14,891
Money Market Funds - 1.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.33% (b)	78,633,754	$ 78,634
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	64,767,144	64,767
TOTAL MONEY MARKET FUNDS (Cost $143,401)		143,401
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $8,897,809)		10,397,726
NET OTHER ASSETS - (0.6)%		(61,342)
NET ASSETS - 100%		$ 10,336,384
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
91 S&P 500 E-Mini Index Contracts	Sept. 2004	$ 5,010	$ (99)
334 S&P 500 Index Contracts	Sept. 2004	91,942	(1,575)
EQUITY INDEX CONTRACTS		$ 96,952	$ (1,674)

The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,254,000.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $8,938,347,000. Net unrealized appreciation aggregated $1,459,379,000, of which $2,718,613,000 related to appreciated investment securities and $1,259,234,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures.

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004